UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08229

             ------------------------------------------------------

                                 UBS Index Trust

   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

   --------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                           UBS Global Asset Management
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS S&P 500 INDEX FUND
              ANNUAL REPORT
              MAY 31, 2006

UBS S&P 500 INDEX FUND

July 14, 2006

DEAR SHAREHOLDER,

We present you with the annual report for UBS S&P 500 Index Fund (the "Fund") for the year ended May 31, 2006.

PERFORMANCE

The Fund's investment goal is to replicate the total return of the S&P 500 Index (the "Index"), before fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks comprising the Index.

Over the fiscal year ended May 31, 2006, the Fund's Class A shares returned 7.99% net of expenses, before deducting any sales charges (after deducting maximum sales charges, the return was 5.26%). During the same period, the median return for the Fund's peer group, the Lipper S&P 500 Index Objective Funds, was 8.13%. The Fund's performance was in line with the 8.64% return of the Index given that the Fund incurs management fees and expenses that the Index does not. Please keep in mind it is not possible to invest directly in an index. (Returns for all share classes over various time periods are shown in "Performance at a Glance" on pages 6 and 7; please note the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

UBS S&P 500 INDEX FUND

INVESTMENT GOAL:

Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Ian Ashment

UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:

Class A--October 2, 1998
Class B--November 7, 2003
Class C--October 7, 1998
Class C-2--November 7, 2003
Class Y--December 31, 1997

DIVIDEND PAYMENTS:

Annually, if any

AN INTERVIEW WITH LEAD PORTFOLIO MANAGER IAN ASHMENT

Q. WHAT WAS THE ECONOMIC ENVIRONMENT DURING THE FUND'S FISCAL YEAR?

A. The economic environment in the United States was quite positive during the past 12 months. Gross domestic product (GDP) growth rates continued to reflect healthy expansion, while consumer confidence generally remained high and unemployment low. The most noteworthy economic concern was the rising cost of oil and gas during the reporting period. Hurricanes Katrina and Rita sent high prices even higher during

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                                                                               1

UBS S&P 500 INDEX FUND

   the late summer and early fall. For much of the past year, light sweet crude has hovered in the $65 to $70 per barrel range, in part due to investors' concern over future supply shortages, and the possibility of a disruption in imports sparked by a standoff with Iran. That said, the economy has been much more capable of absorbing the high cost of energy than many economists had forecasted.

   On the monetary front, the Federal Reserve Board (the "Fed") continued its tightening campaign, raising short-term interest rates for the 17th consecutive time in June, after the Fund's reporting period ended. The Fed's new Chairman, Ben Bernanke, has taken an aggressive stance thus far in fighting inflation, which recent data suggest may be slightly higher than the Fed's target range.

Q. WHAT WERE SOME OF THE TRENDS THAT DROVE STOCK PRICES HIGHER DURING THE REPORTING PERIOD?

A. For the bulk of our reporting period, investors seemed to have an insatiable appetite for risk. Although equities fared well virtually across the board, up until the beginning of May 2006, the market tended to reward more volatile, speculative stocks over those of large and more stable companies, such as those in the S&P 500 Index.

   That trend reversed direction in May as investors staged a month-long sell-off, sending equity prices down sharply. During the month, stocks of "quality" companies--those with stable earnings, reasonable debt loads and solid competitive positions--fared the best. The high volatility stocks that had outperformed during the prior five months tended to record the biggest declines.

Q. FROM A SIZE PERSPECTIVE, HOW DID LARGE CAP STOCKS PERFORM VERSUS THE OVERALL MARKET?

A. During the Fund's entire fiscal year, large cap stocks tended to lag the overall market due to the strength of smaller-capitalization stocks. Historically, small and large cap stocks have tended to trade market leadership positions--when small caps are performing well, large caps have tended to lag behind, and vice versa. Small cap stocks have generally outperformed the market for an unusually long time, since around 1999. There is some evidence, however, that this may be in the process of changing. During the month of May, as we previously discussed, large cap stocks performed notably better than small caps, which recorded high single-digit declines during the month.

--------------------------------------------------------------------------------
2

UBS S&P 500 INDEX FUND

Q. CAN YOU DESCRIBE SOME OF THE SECTORS THAT PERFORMED WELL, AND THOSE THAT DIDN'T, DURING THE ANNUAL PERIOD?

A. Energy was again one of the best performing sectors during the period. As mentioned earlier, oil and gas prices remained high throughout the Fund's fiscal year, and generally speaking companies throughout the energy supply chain were able to capitalize on higher profit margins. Similarly, the materials sector continued to be quite strong. A number of precious metals hit long-time highs during the reporting period, including gold, silver and copper. As China continued the gargantuan process of industrialization, global demand for materials remained quite high.

   The only sector with a negative return during the period was healthcare. Within the healthcare sector, a number of insurance-related companies struggled in the market as the costs of coverage continued to rise.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY OVER THE COMING MONTHS?

A. Economic signals are somewhat mixed at the moment. US economic growth seems to be slowing down, but exactly by how much remains to be seen. Corporate profitability has remained quite strong in recent months, so much may depend on the future actions of the Fed and the subsequent cost of capital. Should consumer confidence and spending remain high over the coming months, and if the Fed decides to pause in its tightening policy, we believe the economy may be able to continue to grow at its current pace without risk of a dramatic, sudden slowdown.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. DOUGLAS BECK, CFA
President
UBS S&P 500 Index Fund

/s/ Ian Ashment

IAN ASHMENT
Lead Portfolio Manager
UBS S&P 500 Index Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended May 31, 2006. The views and opinions in the letter were current as of July 14, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
4

UBS S&P 500 INDEX FUND

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN UBS S&P 500 INDEX FUND (CLASS A) AND THE S&P 500 INDEX, FROM THE INCEPTION DATE OF CLASS A SHARES (OCTOBER 2, 1998) THROUGH MAY 31, 2006 (UNAUDITED)

                          UBS S&P 500
                      INDEX FUND (CLASS A)       S&P 500 INDEX
10/02/98                     $9,749                 $10,000
10/31/98                    $10,821                 $10,968
11/30/98                    $11,489                 $11,633
12/31/98                    $12,144                 $12,303
01/31/99                    $12,645                 $12,818
02/28/99                    $12,252                 $12,419
03/31/99                    $12,737                 $12,916
04/30/99                    $13,215                 $13,416
05/31/99                    $12,892                 $13,099
06/30/99                    $13,609                 $13,826
07/31/99                    $13,177                 $13,395
08/31/99                    $13,100                 $13,329
09/30/99                    $12,737                 $12,963
10/31/99                    $13,532                 $13,784
11/30/99                    $13,801                 $14,064
12/31/99                    $14,584                 $14,892
01/31/00                    $13,843                 $14,144
02/29/00                    $13,580                 $13,876
03/31/00                    $14,903                 $15,234
04/30/00                    $14,441                 $14,776
05/31/00                    $14,138                 $14,472
06/30/00                    $14,473                 $14,829
07/31/00                    $14,234                 $14,597
08/31/00                    $15,110                 $15,504
09/30/00                    $14,305                 $14,685
10/31/00                    $14,242                 $14,623
11/30/00                    $13,110                 $13,471
12/31/00                    $13,164                 $13,537
01/31/01                    $13,619                 $14,017
02/28/01                    $12,380                 $12,739
03/31/01                    $11,587                 $11,932
04/30/01                    $12,481                 $12,859
05/31/01                    $12,565                 $12,945
06/30/01                    $12,253                 $12,630
07/31/01                    $12,127                 $12,506
08/31/01                    $11,368                 $11,723
09/30/01                    $10,440                 $10,776
10/31/01                    $10,634                 $10,982
11/30/01                    $11,444                 $11,824
12/31/01                    $11,534                 $11,928
01/31/02                    $11,360                 $11,754
02/28/02                    $11,134                 $11,527
03/31/02                    $11,543                 $11,961
04/30/02                    $10,838                 $11,235
05/31/02                    $10,760                 $11,153
06/30/02                     $9,986                 $10,358
07/31/02                     $9,203                  $9,551
08/31/02                     $9,264                  $9,614
09/30/02                     $8,246                  $8,569
10/31/02                     $8,968                  $9,323
11/30/02                     $9,490                  $9,872
12/31/02                     $8,928                  $9,292
01/31/03                     $8,691                  $9,048
02/28/03                     $8,551                  $8,913
03/31/03                     $8,630                  $8,999
04/30/03                     $9,332                  $9,741
05/31/03                     $9,824                 $10,254
06/30/03                     $9,938                 $10,385
07/31/03                    $10,113                 $10,568
08/31/03                    $10,298                 $10,774
09/30/03                    $10,192                 $10,659
10/31/03                    $10,763                 $11,262
11/30/03                    $10,851                 $11,361
12/31/03                    $11,408                 $11,957
01/31/04                    $11,611                 $12,177
02/29/04                    $11,770                 $12,346
03/31/04                    $11,585                 $12,160
04/30/04                    $11,399                 $11,969
05/31/04                    $11,540                 $12,133
06/30/04                    $11,762                 $12,369
07/31/04                    $11,363                 $11,960
08/31/04                    $11,408                 $12,008
09/30/04                    $11,523                 $12,138
10/31/04                    $11,691                 $12,323
11/30/04                    $12,160                 $12,822
12/31/04                    $12,563                 $13,258
01/31/05                    $12,258                 $12,935
02/28/05                    $12,509                 $13,207
03/31/05                    $12,285                 $12,974
04/30/05                    $12,043                 $12,728
05/31/05                    $12,420                 $13,133
06/30/05                    $12,429                 $13,151
07/31/05                    $12,886                 $13,640
08/31/05                    $12,769                 $13,516
09/30/05                    $12,859                 $13,625
10/31/05                    $12,635                 $13,398
11/30/05                    $13,110                 $13,905
12/31/05                    $13,104                 $13,910
01/31/06                    $13,448                 $14,278
02/28/06                    $13,485                 $14,317
03/31/06                    $13,639                 $14,495
04/30/06                    $13,820                 $14,690
05/31/06                    $13,412                 $14,267

                         [END CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000,000 INVESTMENT IN UBS S&P 500 INDEX FUND (CLASS Y*) AND THE S&P 500 INDEX, FROM THE INCEPTION DATE OF CLASS Y SHARES (DECEMBER 31, 1997) THROUGH MAY 31, 2006 (UNAUDITED)

                        UBS S&P 500
                    INDEX FUND (CLASS Y)        S&P 500 INDEX
12/31/97                $10,000,000              $10,000,000
01/31/98                $10,112,000              $10,110,600
02/28/98                $10,832,000              $10,839,776
03/31/98                $11,384,000              $11,394,881
04/30/98                $11,496,000              $11,509,514
05/31/98                $11,296,000              $11,311,665
06/30/98                $11,760,000              $11,771,145
07/31/98                $11,640,000              $11,645,783
08/31/98                 $9,952,000               $9,962,035
09/30/98                $10,584,000              $10,600,203
10/31/98                $11,352,000              $11,462,424
11/30/98                $12,096,000              $12,157,070
12/31/98                $12,793,058              $12,857,645
01/31/99                $13,320,691              $13,395,300
02/28/99                $12,906,702              $12,979,015
03/31/99                $13,418,100              $13,498,266
04/30/99                $13,929,498              $14,021,000
05/31/99                $13,588,566              $13,689,908
06/30/99                $14,343,486              $14,449,657
07/31/99                $13,897,028              $13,998,582
08/31/99                $13,823,971              $13,929,373
09/30/99                $13,434,335              $13,547,569
10/31/99                $14,278,547              $14,404,859
11/30/99                $14,570,774              $14,697,710
12/31/99                $15,398,950              $15,563,508
01/31/00                $14,617,235              $14,781,550
02/29/00                $14,339,852              $14,501,721
03/31/00                $15,726,767              $15,920,424
04/30/00                $15,247,651              $15,441,554
05/31/00                $14,928,240              $15,124,786
06/30/00                $15,289,678              $15,497,642
07/31/00                $15,037,512              $15,255,352
08/31/00                $15,970,527              $16,202,892
09/30/00                $15,121,568              $15,347,444
10/31/00                $15,054,323              $15,282,571
11/30/00                $13,860,737              $14,077,800
12/31/00                $13,921,330              $14,146,697
01/31/01                $14,411,204              $14,648,621
02/28/01                $13,101,904              $13,312,960
03/31/01                $12,264,665              $12,469,571
04/30/01                $13,217,693              $13,438,581
05/31/01                $13,306,761              $13,528,754
06/30/01                $12,977,209              $13,199,464
07/31/01                $12,852,514              $13,069,529
08/31/01                $12,041,995              $12,251,350
09/30/01                $11,071,154              $11,262,017
10/31/01                $11,276,010              $11,476,772
11/30/01                $12,131,063              $12,357,109
12/31/01                $12,232,099              $12,465,370
01/31/02                $12,057,355              $12,283,463
02/28/02                $11,809,034              $12,046,576
03/31/02                $12,250,493              $12,499,636
04/30/02                $11,505,531              $11,741,808
05/31/02                $11,413,560              $11,655,306
06/30/02                $10,604,218              $10,824,982
07/31/02                 $9,767,285               $9,981,456
08/31/02                 $9,831,664              $10,047,034
09/30/02                 $8,764,805               $8,955,123
10/31/02                 $9,528,161               $9,743,317
11/30/02                $10,089,182              $10,316,799
12/31/02                 $9,494,980               $9,711,203
01/31/03                 $9,234,589               $9,456,769
02/28/03                 $9,095,094               $9,314,917
03/31/03                 $9,178,791               $9,405,272
04/30/03                 $9,932,065              $10,180,267
05/31/03                $10,452,848              $10,716,636
06/30/03                $10,583,043              $10,853,346
07/31/03                $10,759,738              $11,044,706
08/31/03                $10,973,630              $11,260,105
09/30/03                $10,852,734              $11,140,528
10/31/03                $11,466,514              $11,770,748
11/30/03                $11,559,511              $11,874,308
12/31/03                $12,161,791              $12,497,052
01/31/04                $12,387,183              $12,726,435
02/29/04                $12,546,836              $12,903,325
03/31/04                $12,349,618              $12,708,662
04/30/04                $12,152,400              $12,509,156
05/31/04                $12,312,053              $12,680,818
06/30/04                $12,546,836              $12,927,396
07/31/04                $12,124,226              $12,499,539
08/31/04                $12,171,182              $12,550,099
09/30/04                $12,302,661              $12,686,024
10/31/04                $12,481,097              $12,879,831
11/30/04                $12,978,838              $13,400,970
12/31/04                $13,418,864              $13,856,987
01/31/05                $13,094,829              $13,519,222
02/28/05                $13,361,681              $13,803,724
03/31/05                $13,123,420              $13,559,287
04/30/05                $12,875,629              $13,302,129
05/31/05                $13,275,907              $13,725,382
06/30/05                $13,294,968              $13,744,858
07/31/05                $13,781,021              $14,256,016
08/31/05                $13,657,125              $14,125,944
09/30/05                $13,761,960              $14,240,350
10/31/05                $13,523,699              $14,002,950
11/30/05                $14,028,812              $14,532,570
12/31/05                $14,027,754              $14,537,555
01/31/06                $14,404,792              $14,922,549
02/28/06                $14,433,795              $14,963,045
03/31/06                $14,607,812              $15,149,299
04/30/06                $14,801,165              $15,352,716
05/31/06                $14,366,121              $14,910,845

                         [END CHART]

The first graph depicts the performance of UBS S&P 500 Index Fund Class A shares versus the S&P 500 Index from October 2, 1998 (inception date of Class A shares) through May 31, 2006. Returns in the first graph reflect maximum initial sales charges on Class A shares. The second graph depicts the performance of UBS S&P 500 Index Fund Class Y shares versus the S&P 500 Index from December 31, 1997 (inception date of Class Y shares) through May 31, 2006. The performance of the other share classes will vary from the performance of the classes shown based on the differences in sales charges and fees paid by shareholders investing in different share classes. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance results assume reinvestment of all dividend and capital gain distributions at net asset value on ex-dividend dates. It is important to note that the Fund is a professionally managed portfolio, while the index is not available for investment and is unmanaged. The comparisons shown are for illustrative purposes only.

* The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 5/31/06

                                                                                                  SINCE
                                                               6 MONTHS    1 YEAR    5 YEARS    INCEPTION(o)
------------------------------------------------------------------------------------------------------------
                                                Class A*          2.31%    7.99%      1.31%       4.25%
                                                ------------------------------------------------------------
                                                Class B**         2.04     7.48        N/A        8.38
                                                ------------------------------------------------------------
Before Deducting Maximum Sales Charge           Class C***        1.90     7.18       0.56        3.50
                                                ------------------------------------------------------------
                                                Class C-2****     2.10     7.54        N/A        8.39
                                                ------------------------------------------------------------
                                                Class Y*****      2.40     8.21       1.54        4.40
------------------------------------------------------------------------------------------------------------
                                                Class A*         (0.28)    5.26       0.80        3.91
                                                ------------------------------------------------------------
After Deducting Maximum Sales Charge            Class B**        (0.96)    4.48        N/A        7.68
                                                ------------------------------------------------------------
                                                Class C***        0.90     6.18       0.56        3.50
                                                ------------------------------------------------------------
                                                Class C-2****     1.45     6.89        N/A        8.39
------------------------------------------------------------------------------------------------------------
S&P 500 Index+                                                    2.60     8.64       1.96        4.86
------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective Funds median++                     2.37     8.13       1.49        4.49
------------------------------------------------------------------------------------------------------------

For the Fund's most recent quarter-end performance information, please refer to the "Average Annual Total Return" table on page 7.

(o) Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds median are calculated as of December 31, 1997, which is the inception date of the oldest share class (Class Y).

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

**** Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors.
      Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

+ The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

++ Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE PERFORMANCE INFORMATION PROVIDED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATES. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR MONTH-END PERFORMANCE FIGURES, PLEASE VISIT HTTP://WWW.UBS.COM.

--------------------------------------------------------------------------------
6

UBS S&P 500 INDEX FUND

PERFORMANCE AT A GLANCE (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/06

                                                                                                 SINCE
                                                                6 MONTHS  1 YEAR     5 YEARS   INCEPTION(o)
-----------------------------------------------------------------------------------------------------------
                                                Class A*          2.42%    7.99%      1.84%       4.21%
                                                -----------------------------------------------------------
Before Deducting Maximum Sales Charge           Class B**         2.16     7.55        N/A        8.13
                                                -----------------------------------------------------------
                                                Class C***        2.02     7.18       1.07        3.46
                                                -----------------------------------------------------------
                                                Class C-2****     2.24     7.53        N/A        8.14
                                                -----------------------------------------------------------
                                                Class Y*****      2.55     8.20       2.08        4.37
-----------------------------------------------------------------------------------------------------------
                                                Class A*         (0.14)    5.25       1.33        3.87
                                                -----------------------------------------------------------
After Deducting Maximum Sales Charge            Class B**        (0.84)    4.55        N/A        7.46
                                                -----------------------------------------------------------
                                                Class C***        1.02     6.18       1.07        3.46
                                                -----------------------------------------------------------
                                                Class C-2****     1.59     6.88        N/A        8.14
-----------------------------------------------------------------------------------------------------------

(o) Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

**** Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors.
      Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE PERFORMANCE INFORMATION PROVIDED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATES. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR MONTH-END PERFORMANCE FIGURES, PLEASE VISIT HTTP://WWW.UBS.COM.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
8

UBS S&P 500 INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED) (CONCLUDED)

                                       Beginning              Ending           Expenses Paid
                                     Account Value         Account Value       During Period*
                                   December 1, 2005        May 31, 2006     12/01/05 to 05/31/06
------------------------------------------------------------------------------------------------
Class A   Actual                      $1,000.00              $1,023.10              $3.48
------------------------------------------------------------------------------------------------
          Hypothetical
          (5% annual return
          before expenses)             1,000.00               1,021.49               3.48
------------------------------------------------------------------------------------------------
Class B Actual                         1,000.00               1,020.40               5.54
------------------------------------------------------------------------------------------------
          Hypothetical
          (5% annual return
          before expenses)             1,000.00               1,019.45               5.54
------------------------------------------------------------------------------------------------
Class C Actual                         1,000.00               1,019.00               7.30
------------------------------------------------------------------------------------------------
          Hypothetical
          (5% annual return
          before expenses)             1,000.00               1,017.70               7.29
------------------------------------------------------------------------------------------------
Class C-2 Actual                       1,000.00               1,021.00               5.54
------------------------------------------------------------------------------------------------
          Hypothetical
          (5% annual return
          before expenses)             1,000.00               1,019.45               5.54
------------------------------------------------------------------------------------------------
Class Y Actual                         1,000.00               1,024.00               2.27
------------------------------------------------------------------------------------------------
          Hypothetical
          (5% annual return
          before expenses)             1,000.00               1,022.69               2.27
------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratios: Class A:
  0.70%, Class B: 1.10%, Class C: 1.45%, Class C-2: 1.10% and Class Y: 0.45%,
  multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                      5/31/06                      11/30/05                           5/31/05
-------------------------------------------------------------------------------------------------------------
Net Assets (mm)                      $209.8                        $225.5                            $222.2
-------------------------------------------------------------------------------------------------------------
Number of Securities                   493                           490                              479
-------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*               5/31/06                      11/30/05                           5/31/05
-------------------------------------------------------------------------------------------------------------
Common Stocks                         99.9%                         99.7%                             99.8%
-------------------------------------------------------------------------------------------------------------
Futures                                0.0**                         0.0**                             0.0**
-------------------------------------------------------------------------------------------------------------
Cash Equivalents and Other
  Assets Less Liabilities              0.1                           0.3                               0.2
-------------------------------------------------------------------------------------------------------------
TOTAL                                100.0%                        100.0%                            100.0%
=============================================================================================================

TOP FIVE SECTORS*                    5/31/06                      11/30/05                           5/31/05
-------------------------------------------------------------------------------------------------------------
Financials                            21.9%     Financials          21.5%     Financials              20.4%
-------------------------------------------------------------------------------------------------------------
Information                                     Information                   Information
  Technology                          14.1        Technology        14.9        Technology            14.8
-------------------------------------------------------------------------------------------------------------
Industrials                           12.9      Industrials         12.5      Health Care             12.9
-------------------------------------------------------------------------------------------------------------
Consumer Discretionary                11.7      Health Care         12.2      Industrials             12.7
-------------------------------------------------------------------------------------------------------------
                                                Consumer                      Consumer
Health Care                           11.7        Discretionary     11.9        Discretionary         12.7
-------------------------------------------------------------------------------------------------------------
TOTAL                                 72.3%                         73.0%                             73.5%
=============================================================================================================

TOP 10 COMMON
STOCK HOLDINGS*                      5/31/06                      11/30/05                           5/31/05
-------------------------------------------------------------------------------------------------------------
Exxon Mobil                            3.2%     General Electric    3.3%      General Electric         3.5%
-------------------------------------------------------------------------------------------------------------
General Electric                       3.1      Exxon Mobil         3.2       Exxon Mobil              3.3
-------------------------------------------------------------------------------------------------------------
Citigroup                              2.1      Microsoft           2.3       Microsoft                2.4
-------------------------------------------------------------------------------------------------------------
Bank of America                        1.9      Citigroup           2.2       Citigroup                2.3
-------------------------------------------------------------------------------------------------------------
Microsoft                              1.7      Proctor & Gamble    1.7       Pfizer                   1.9
-------------------------------------------------------------------------------------------------------------
Johnson & Johnson                      1.6      Bank of America     1.6       Johnson & Johnson        1.8
-------------------------------------------------------------------------------------------------------------
Proctor & Gamble                       1.5      Johnson & Johnson   1.6       Bank of America          1.7
-------------------------------------------------------------------------------------------------------------
                                                American
                                                  International
Pfizer                                 1.5        Group             1.5       Intel                    1.5
-------------------------------------------------------------------------------------------------------------
American
  International Group                  1.4      Intel               1.4       Wal-Mart Stores          1.5
-------------------------------------------------------------------------------------------------------------
                                                                              American International
Altria Group                           1.3      Pfizer              1.4         Group                  1.3
-------------------------------------------------------------------------------------------------------------
TOTAL                                 19.3%                        20.2%                              21.2%
=============================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is managed to track the S&P 500 Index, and its composition will vary over time.

** Weighting represents less than 0.05% of net assets as of the date indicated.

--------------------------------------------------------------------------------
10

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS--99.95%

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.46%

Boeing Co.                                                      14,500      $1,207,125
--------------------------------------------------------------------------------------
General Dynamics Corp.                                           7,200         458,208
--------------------------------------------------------------------------------------
Goodrich Corp.                                                   2,300          98,049
--------------------------------------------------------------------------------------
Honeywell International, Inc.                                   14,900         613,582
--------------------------------------------------------------------------------------
L-3 Communications  Holdings, Inc.                               2,200         160,512
--------------------------------------------------------------------------------------
Lockheed Martin Corp.                                            6,600         478,434
--------------------------------------------------------------------------------------
Northrop Grumman Corp.                                           6,500         420,420
--------------------------------------------------------------------------------------
Raytheon Co.                                                     8,300         380,555
--------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                           3,300         180,180
--------------------------------------------------------------------------------------
United Technologies Corp.                                       18,700       1,169,124
--------------------------------------------------------------------------------------
                                                                             5,166,189
======================================================================================
AIR FREIGHT & COURIERS--1.07%

FedEx Corp.                                                      5,500         600,985
--------------------------------------------------------------------------------------
Ryder System, Inc.                                               1,000          54,030
--------------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                            19,700       1,586,835
--------------------------------------------------------------------------------------
                                                                             2,241,850
======================================================================================
AIRLINES--0.10%

Southwest Airlines Co.                                          12,900         207,690
======================================================================================
AUTO COMPONENTS--0.17%
--------------------------------------------------------------------------------------
Goodyear Tire &  Rubber Co.*                                     3,900          49,608
--------------------------------------------------------------------------------------
Johnson Controls, Inc.                                           3,600         306,612
--------------------------------------------------------------------------------------
                                                                               356,220
======================================================================================
AUTOMOBILES--0.25%

Ford Motor Co.                                                  32,500         232,700
--------------------------------------------------------------------------------------
General Motors Corp. (1)                                        10,700         288,151
--------------------------------------------------------------------------------------
                                                                               520,851
======================================================================================
BANKS--7.18%

AmSouth Bancorp                                                  6,300         168,840
--------------------------------------------------------------------------------------
Bank of America Corp.                                           84,422       4,086,025
--------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                      14,300         475,189
--------------------------------------------------------------------------------------
BB&T Corp.                                                       9,600         399,072
--------------------------------------------------------------------------------------
Comerica, Inc.                                                   3,000         164,250
--------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                         2,400         133,560
--------------------------------------------------------------------------------------
Fifth Third Bancorp                                              9,800         372,400
--------------------------------------------------------------------------------------
First Horizon National Corp.                                     2,200          87,912
--------------------------------------------------------------------------------------
Golden West Financial Corp.                                      4,500         328,950
--------------------------------------------------------------------------------------
Huntington Bancshares, Inc. (1)                                  4,600         108,192
--------------------------------------------------------------------------------------
KeyCorp                                                          7,600         271,472
--------------------------------------------------------------------------------------
M&T Bank Corp.                                                   1,500         172,650
--------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                          4,200         190,428
--------------------------------------------------------------------------------------
Mellon Financial Corp.                                           7,900         285,822
--------------------------------------------------------------------------------------
National City Corp.                                             10,100         372,488
--------------------------------------------------------------------------------------
Northern Trust Corp.                                             3,200         178,944
--------------------------------------------------------------------------------------
North Fork Bancorp, Inc.                                         9,050         266,704
--------------------------------------------------------------------------------------
PNC Financial Services Group                                     5,400         372,114
--------------------------------------------------------------------------------------
Regions Financial Corp.                                          8,500         287,725
--------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                          6,700         149,410
--------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                             6,500         492,115
--------------------------------------------------------------------------------------
Synovus Financial Corp.                                          5,400         142,074
--------------------------------------------------------------------------------------
US Bancorp, Inc.                                                32,900       1,015,623
--------------------------------------------------------------------------------------
Wachovia Corp.                                                  29,319       1,568,566
--------------------------------------------------------------------------------------
Washington Mutual, Inc.                                         17,703         812,745
--------------------------------------------------------------------------------------
Wells Fargo & Co.                                               30,300       2,011,011
--------------------------------------------------------------------------------------
Zions Bancorp                                                    1,900         153,957
--------------------------------------------------------------------------------------
                                                                            15,068,238
======================================================================================
BEVERAGES--2.16%

Anheuser-Busch Cos., Inc.                                       14,000         638,960
--------------------------------------------------------------------------------------
Brown-Forman Corp., Class B                                      1,600         122,080
--------------------------------------------------------------------------------------
Coca-Cola Co.                                                   37,200       1,637,916
--------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                      5,400         106,164
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
BEVERAGES--(CONCLUDED)

Constellation Brands, Inc., Class A*                             3,300         $81,510
--------------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                                1,100          71,258
--------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                       2,200          68,948
--------------------------------------------------------------------------------------
PepsiCo, Inc.                                                   30,000       1,813,800
--------------------------------------------------------------------------------------
                                                                             4,540,636
======================================================================================
BIOTECHNOLOGY--1.27%

Amgen, Inc.*                                                    21,300       1,439,667
--------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                               6,300         293,769
--------------------------------------------------------------------------------------
Genzyme Corp.*                                                   4,900         291,550
--------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                           8,300         475,839
--------------------------------------------------------------------------------------
Medimmune, Inc.*                                                 4,900         155,918
--------------------------------------------------------------------------------------
                                                                             2,656,743
======================================================================================
BUILDING PRODUCTS--0.18%

American Standard Cos., Inc.                                     3,400         144,466
--------------------------------------------------------------------------------------
Masco Corp. (1)                                                  7,500         232,650
--------------------------------------------------------------------------------------
                                                                               377,116
======================================================================================
CHEMICALS--1.51%

Air Products & Chemicals, Inc.                                   4,300         278,855
--------------------------------------------------------------------------------------
Dow Chemical Co.                                                17,800         709,686
--------------------------------------------------------------------------------------
Eastman Chemical Co.                                             1,600          90,208
--------------------------------------------------------------------------------------
Ecolab, Inc.                                                     3,700         143,227
--------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co. (1)                               16,900         718,757
--------------------------------------------------------------------------------------
Engelhard Corp.                                                  2,300          89,539
--------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                         1,100          39,149
--------------------------------------------------------------------------------------
Monsanto Co.                                                     4,800         403,968
--------------------------------------------------------------------------------------
PPG Industries, Inc.                                             2,900         186,586
--------------------------------------------------------------------------------------
Praxair, Inc.                                                    5,900         310,930
--------------------------------------------------------------------------------------
Rohm & Haas Co.                                                  2,600         131,066
--------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                              1,000          69,420
--------------------------------------------------------------------------------------
                                                                             3,171,391
======================================================================================
COMMERCIAL SERVICES & SUPPLIES--1.62%

Allied Waste Industries, Inc.*                                   4,000          47,720
--------------------------------------------------------------------------------------
Apollo Group, Inc., Class A* (1)                                 2,700         141,237
--------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                 10,700         486,529
--------------------------------------------------------------------------------------
Avery Dennison Corp.                                             2,100         124,719
--------------------------------------------------------------------------------------
Cendant Corp.                                                   17,700         286,209
--------------------------------------------------------------------------------------
Cintas Corp.                                                     2,800         118,608
--------------------------------------------------------------------------------------
Donnelley, R. R. & Sons Co.                                      4,400         141,592
--------------------------------------------------------------------------------------
Equifax, Inc.                                                    2,500          90,200
--------------------------------------------------------------------------------------
First Data Corp.                                                13,700         631,707
--------------------------------------------------------------------------------------
Fiserv, Inc.*                                                    3,300         142,395
--------------------------------------------------------------------------------------
H&R Block, Inc.                                                  6,200         141,050
--------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                         2,200         107,514
--------------------------------------------------------------------------------------
Paychex, Inc.                                                    6,300         231,273
--------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                               4,400         179,432
--------------------------------------------------------------------------------------
Robert Half International, Inc.                                  2,900         119,016
--------------------------------------------------------------------------------------
Sabre Holdings Corp.                                             2,200          47,080
--------------------------------------------------------------------------------------
Waste Management, Inc.                                           9,800         358,876
--------------------------------------------------------------------------------------
                                                                             3,395,157
======================================================================================
COMMUNICATIONS EQUIPMENT--2.83%

ADC Telecommunications, Inc.*                                    2,385          42,739
--------------------------------------------------------------------------------------
Andrew Corp.*                                                    3,400          34,408
--------------------------------------------------------------------------------------
Avaya, Inc.*                                                     7,900          93,299
--------------------------------------------------------------------------------------
CIENA Corp.*                                                     9,100          38,129
--------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                           112,400       2,212,032
--------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                       3,600          81,072
--------------------------------------------------------------------------------------
Corning, Inc.*                                                  27,800         674,150
--------------------------------------------------------------------------------------
JDS Uniphase Corp.*                                             31,800          96,354
--------------------------------------------------------------------------------------
Lucent Technologies, Inc.*                                      83,400         212,670
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--(CONCLUDED)

Motorola, Inc.                                                  45,200        $953,268
--------------------------------------------------------------------------------------
Qualcomm, Inc.                                                  30,500       1,378,905
--------------------------------------------------------------------------------------
Tellabs, Inc.*                                                   8,000         114,400
--------------------------------------------------------------------------------------
                                                                             5,931,426
======================================================================================
COMPUTERS & PERIPHERALS--3.57%

Apple Computer, Inc.*                                           15,500         926,435
--------------------------------------------------------------------------------------
Dell, Inc.*                                                     42,600       1,081,188
--------------------------------------------------------------------------------------
EMC Corp.*                                                      42,500         544,000
--------------------------------------------------------------------------------------
Gateway, Inc.*                                                   7,000          12,040
--------------------------------------------------------------------------------------
Hewlett-Packard Co.                                             51,600       1,670,808
--------------------------------------------------------------------------------------
International Business Machines Corp.                           28,600       2,285,140
--------------------------------------------------------------------------------------
Lexmark International, Inc.*                                     2,100         120,225
--------------------------------------------------------------------------------------
NCR Corp.*                                                       3,400         132,872
--------------------------------------------------------------------------------------
Network Appliance, Inc.*                                         6,900         220,800
--------------------------------------------------------------------------------------
SanDisk Corp.* (1)                                               3,500         196,945
--------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                         64,800         301,968
--------------------------------------------------------------------------------------
                                                                             7,492,421
======================================================================================
CONSTRUCTION & ENGINEERING--0.07%

Fluor Corp.                                                      1,600         140,256
======================================================================================
CONSTRUCTION MATERIALS--0.07%

Vulcan Materials Co.                                             1,800         140,490
======================================================================================
CONTAINERS & PACKAGING--0.14%

Ball Corp.                                                       2,000          74,840
--------------------------------------------------------------------------------------
Pactiv Corp.*                                                    3,100          76,477
--------------------------------------------------------------------------------------
Sealed Air Corp.                                                 1,100          56,727
--------------------------------------------------------------------------------------
Temple-Inland, Inc.                                              2,200          94,622
--------------------------------------------------------------------------------------
                                                                               302,666
======================================================================================
DIVERSIFIED FINANCIALS--8.76%

American Express Co.                                            22,600       1,228,536
--------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                       4,760         217,865
--------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                          2,200         294,250
--------------------------------------------------------------------------------------
Capital One Financial Corp.                                      5,300         438,681
--------------------------------------------------------------------------------------
Charles Schwab Corp.                                            19,400         323,204
--------------------------------------------------------------------------------------
CIT Group, Inc.                                                  3,700         190,180
--------------------------------------------------------------------------------------
Citigroup, Inc.                                                 90,700       4,471,510
--------------------------------------------------------------------------------------
Countrywide Financial Corp.                                     11,000         421,080
--------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                         8,000         194,160
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                12,600         756,504
--------------------------------------------------------------------------------------
Federal National Mortgage Association                           17,400         865,650
--------------------------------------------------------------------------------------
Franklin Resources, Inc.                                         2,900         260,855
--------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                        7,900       1,192,505
--------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                        4,300          77,443
--------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                         63,400       2,703,376
--------------------------------------------------------------------------------------
Legg Mason, Inc.                                                 2,100         201,453
--------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                   9,900         659,439
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                       16,900       1,223,729
--------------------------------------------------------------------------------------
Moody's Corp.                                                    4,600         240,580
--------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.                                      19,500       1,162,590
--------------------------------------------------------------------------------------
Principal Financial Group, Inc.                                  5,000         273,250
--------------------------------------------------------------------------------------
SLM Corp.                                                        7,700         413,952
--------------------------------------------------------------------------------------
State Street Corp.                                               6,000         372,600
--------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                        2,500         197,750
--------------------------------------------------------------------------------------
                                                                            18,381,142
======================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES--3.17%

ALLTEL Corp.                                                     7,200         445,320
--------------------------------------------------------------------------------------
AT&T, Inc.                                                      70,470       1,836,448
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--(CONCLUDED)

BellSouth Corp.                                                 32,500      $1,097,525
--------------------------------------------------------------------------------------
CenturyTel, Inc.                                                 2,400          85,800
--------------------------------------------------------------------------------------
Citizens Communications Co.                                      6,000          76,080
--------------------------------------------------------------------------------------
Embarq Corp.*                                                    2,695         112,299
--------------------------------------------------------------------------------------
Qwest Communications International, Inc.* (1)                   28,100         196,981
--------------------------------------------------------------------------------------
Sprint Corp.                                                    53,899       1,143,198
--------------------------------------------------------------------------------------
Verizon Communications                                          53,000       1,654,130
--------------------------------------------------------------------------------------
                                                                             6,647,781
======================================================================================
ELECTRIC UTILITIES--2.62%

Allegheny Energy, Inc.*                                          3,300         120,351
--------------------------------------------------------------------------------------
Ameren Corp.                                                     3,900         193,011
--------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                6,900         236,463
--------------------------------------------------------------------------------------
CMS Energy Corp.*                                                4,300          55,212
--------------------------------------------------------------------------------------
Consolidated Edison, Inc.                                        4,700         207,270
--------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                 3,400         175,780
--------------------------------------------------------------------------------------
Dominion Resources, Inc.                                         6,200         449,996
--------------------------------------------------------------------------------------
DTE Energy Co.                                                   2,800         113,176
--------------------------------------------------------------------------------------
Edison International, Inc.                                       6,100         239,364
--------------------------------------------------------------------------------------
Entergy Corp.                                                    3,600         252,396
--------------------------------------------------------------------------------------
Exelon Corp.                                                    12,300         696,303
--------------------------------------------------------------------------------------
FirstEnergy Corp.                                                6,200         325,004
--------------------------------------------------------------------------------------
FPL Group, Inc.* (1)                                             7,100         282,793
--------------------------------------------------------------------------------------
PG&E Corp.                                                       6,700         265,856
--------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                      1,600          63,024
--------------------------------------------------------------------------------------
PPL Corp.                                                        7,000         208,390
--------------------------------------------------------------------------------------
Progress Energy, Inc. (2)                                        5,400         193,384
--------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                            4,700         299,531
--------------------------------------------------------------------------------------
Southern Co.                                                    13,700         437,989
--------------------------------------------------------------------------------------
TECO Energy, Inc.                                                4,100          61,582
--------------------------------------------------------------------------------------
TXU Corp.                                                        8,500         487,050
--------------------------------------------------------------------------------------
Xcel Energy, Inc. (1)                                            6,900         129,513
--------------------------------------------------------------------------------------
                                                                             5,493,438
======================================================================================
ELECTRICAL EQUIPMENT--0.54%

American Power Conversion Corp.                                  3,200          62,976
--------------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                                  1,400         124,684
--------------------------------------------------------------------------------------
Emerson Electric Co.                                             7,600         627,152
--------------------------------------------------------------------------------------
Molex, Inc.                                                      2,900         102,950
--------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                        3,300         225,324
--------------------------------------------------------------------------------------
                                                                             1,143,086
======================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.41%

Agilent Technologies, Inc.*                                      7,800         272,142
--------------------------------------------------------------------------------------
Jabil Circuit, Inc.*                                             3,400         118,388
--------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                2,700          56,322
--------------------------------------------------------------------------------------
Sanmina-SCI Corp.*                                              11,000          51,700
--------------------------------------------------------------------------------------
Solectron Corp.*                                                14,900          53,044
--------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                        5,100          60,537
--------------------------------------------------------------------------------------
Tektronix, Inc.                                                  1,800          56,088
--------------------------------------------------------------------------------------
Thermo Electron Corp.*                                           2,900         106,546
--------------------------------------------------------------------------------------
Waters Corp.*                                                    2,100          87,465
--------------------------------------------------------------------------------------
                                                                               862,232
======================================================================================
ENERGY EQUIPMENT & SERVICES--2.07%

Baker Hughes, Inc.                                               6,400         552,320
--------------------------------------------------------------------------------------
BJ Services Co.                                                  5,900         216,235
--------------------------------------------------------------------------------------
Halliburton Co.                                                  9,300         693,687
--------------------------------------------------------------------------------------
Nabors Industries, Inc.*                                         5,900         211,869
--------------------------------------------------------------------------------------
National-Oilwell Varco, Inc.*                                    3,300         217,998
--------------------------------------------------------------------------------------
Noble Corp.                                                      2,500         173,825
--------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                 1,900          75,658
--------------------------------------------------------------------------------------
Schlumberger Ltd.                                               21,500       1,409,755
--------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.*                                    5,800         471,946
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--(CONCLUDED)

Weatherford International Ltd.*                                  6,200        $322,648
--------------------------------------------------------------------------------------
                                                                             4,345,941
======================================================================================
FOOD & DRUG RETAILING--1.14%

Albertson's, Inc.                                                6,800         174,148
--------------------------------------------------------------------------------------
CVS Corp.                                                       14,600         407,340
--------------------------------------------------------------------------------------
Kroger Co.*                                                     13,300         267,463
--------------------------------------------------------------------------------------
Safeway, Inc.                                                    8,400         198,072
--------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                  3,000          87,480
--------------------------------------------------------------------------------------
Sysco Corp.                                                     11,500         351,670
--------------------------------------------------------------------------------------
Walgreen Co.                                                    18,600         755,160
--------------------------------------------------------------------------------------
Whole Foods Market, Inc. (1)                                     2,400         156,000
--------------------------------------------------------------------------------------
                                                                             2,397,333
======================================================================================
FOOD PRODUCTS--1.18%

Archer-Daniels-Midland Co.                                      12,200         507,154
--------------------------------------------------------------------------------------
Campbell Soup Co.                                                3,600         126,684
--------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                              9,400         212,440
--------------------------------------------------------------------------------------
Dean Foods Co.*                                                  2,200          78,540
--------------------------------------------------------------------------------------
General Mills, Inc.                                              6,500         337,285
--------------------------------------------------------------------------------------
Heinz, H.J. & Co.                                                5,700         241,395
--------------------------------------------------------------------------------------
Kellogg Co.                                                      4,500         211,950
--------------------------------------------------------------------------------------
McCormick & Co., Inc.                                            2,400          82,680
--------------------------------------------------------------------------------------
Sara Lee Corp.                                                  12,500         212,125
--------------------------------------------------------------------------------------
The Hershey Co.                                                  3,400         193,494
--------------------------------------------------------------------------------------
Tyson Foods, Inc., Class A                                       4,900          78,449
--------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                              4,125         188,595
--------------------------------------------------------------------------------------
                                                                             2,470,791
======================================================================================
GAS UTILITIES--0.31%

KeySpan Corp.                                                    3,600         144,108
--------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                              1,900         190,912
--------------------------------------------------------------------------------------
NiSource, Inc.                                                   4,100          89,257
--------------------------------------------------------------------------------------
Sempra Energy                                                    4,800         215,856
--------------------------------------------------------------------------------------
                                                                               640,133
======================================================================================
HEALTH CARE EQUIPMENT & SUPPLIES--1.79%

Applera Corp. - Applied Biosystems Group                         3,700         109,520
--------------------------------------------------------------------------------------
Bausch & Lomb, Inc. (1)                                          1,100          54,065
--------------------------------------------------------------------------------------
Baxter International, Inc.                                      11,300         426,010
--------------------------------------------------------------------------------------
Becton, Dickinson and Co.                                        4,600         277,978
--------------------------------------------------------------------------------------
Biomet, Inc.                                                     4,700         165,487
--------------------------------------------------------------------------------------
Boston Scientific Corp.*                                        21,215         438,726
--------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                  2,000         148,020
--------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                           2,100         155,925
--------------------------------------------------------------------------------------
Medtronic, Inc.                                                 21,600       1,090,584
--------------------------------------------------------------------------------------
Millipore Corp.*                                                   800          55,520
--------------------------------------------------------------------------------------
Patterson Cos., Inc.*                                            2,600          89,050
--------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                          6,900         235,290
--------------------------------------------------------------------------------------
Stryker Corp.                                                    5,400         237,060
--------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                           4,600         278,530
--------------------------------------------------------------------------------------
                                                                             3,761,765
======================================================================================
HEALTH CARE PROVIDERS & SERVICES--2.55%

Aetna, Inc.                                                     10,000         384,600
--------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                          4,000         174,360
--------------------------------------------------------------------------------------
Cardinal Health, Inc.                                            7,800         521,898
--------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                               8,400         402,948
--------------------------------------------------------------------------------------
CIGNA Corp.                                                      2,200         204,028
--------------------------------------------------------------------------------------
Coventry Health Care, Inc.*                                      2,900         151,525
--------------------------------------------------------------------------------------
Express Scripts, Inc.*                                           2,800         205,184
--------------------------------------------------------------------------------------
HCA, Inc.                                                        7,000         311,150
--------------------------------------------------------------------------------------
Health Management Associates, Inc., Class A                      4,400          91,740
--------------------------------------------------------------------------------------
Humana, Inc.*                                                    2,900         146,827
--------------------------------------------------------------------------------------
IMS Health, Inc.                                                 4,000         107,920
--------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings*                            2,100         124,656
--------------------------------------------------------------------------------------
Manor Care, Inc.                                                 1,200          55,728
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--(CONCLUDED)

McKesson Corp.                                                   5,800        $287,100
--------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                          3,100         172,794
--------------------------------------------------------------------------------------
Tenet Healthcare Corp.* (1)                                      8,000          63,360
--------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                        24,500       1,077,020
--------------------------------------------------------------------------------------
WellPoint, Inc.*                                                12,200         873,276
--------------------------------------------------------------------------------------
                                                                             5,356,114
======================================================================================
HOTELS, RESTAURANTS & LEISURE--1.49%

Carnival Corp.                                                   8,100         323,271
--------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                         2,700          95,607
--------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                     3,200         243,328
--------------------------------------------------------------------------------------
Hilton Hotels Corp.                                              5,700         156,522
--------------------------------------------------------------------------------------
International Game Technology                                    6,400         238,272
--------------------------------------------------------------------------------------
Marriott International, Inc., Class A                            3,100         224,223
--------------------------------------------------------------------------------------
McDonald's Corp.                                                22,600         749,642
--------------------------------------------------------------------------------------
Starbucks Corp.*                                                13,700         488,405
--------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Class B               4,100         250,510
--------------------------------------------------------------------------------------
Wendy's International, Inc.                                      1,800         108,504
--------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                5,100         257,040
--------------------------------------------------------------------------------------
                                                                             3,135,324
======================================================================================
HOUSEHOLD DURABLES--0.67%

Black & Decker Corp.                                             1,500         130,440
--------------------------------------------------------------------------------------
Centex Corp.                                                     2,300         109,687
--------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                5,200         137,072
--------------------------------------------------------------------------------------
Fortune Brands, Inc.                                             2,600         192,400
--------------------------------------------------------------------------------------
Harman International Industries, Inc.                            1,200         101,676
--------------------------------------------------------------------------------------
KB HOME                                                          1,400          71,680
--------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                            3,700          93,943
--------------------------------------------------------------------------------------
Lennar Corp., Class A                                            2,500         119,775
--------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                          5,500         145,530
--------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                4,100         133,127
--------------------------------------------------------------------------------------
Stanley Works                                                    1,200          58,260
--------------------------------------------------------------------------------------
Whirlpool Corp.                                                  1,300         116,896
--------------------------------------------------------------------------------------
                                                                             1,410,486
======================================================================================
HOUSEHOLD PRODUCTS--2.14%

Clorox Co.                                                       2,700         170,613
--------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                            9,600         579,264
--------------------------------------------------------------------------------------
Kimberly Clark Corp.                                             8,200         497,494
--------------------------------------------------------------------------------------
Procter & Gamble Co. (1)                                        59,752       3,241,546
--------------------------------------------------------------------------------------
                                                                             4,488,917
======================================================================================
INDUSTRIAL CONGLOMERATES--4.32%

3M Co.                                                          13,900       1,162,874
--------------------------------------------------------------------------------------
General Electric Co.                                           190,200       6,516,252
--------------------------------------------------------------------------------------
Reynolds American, Inc. (1)                                      1,600         175,904
--------------------------------------------------------------------------------------
Textron, Inc.                                                    2,200         200,046
--------------------------------------------------------------------------------------
Tyco International Ltd.                                         37,100       1,005,781
--------------------------------------------------------------------------------------
                                                                             9,060,857
======================================================================================
INSURANCE--4.65%

ACE Ltd.                                                         5,600         289,912
--------------------------------------------------------------------------------------
AFLAC, Inc.                                                      9,200         430,560
--------------------------------------------------------------------------------------
Allstate Corp.                                                  11,600         638,116
--------------------------------------------------------------------------------------
Ambac Financial Group, Inc.                                      2,000         160,300
--------------------------------------------------------------------------------------
American International Group, Inc.                              47,400       2,881,920
--------------------------------------------------------------------------------------
AON Corp.                                                        5,900         210,335
--------------------------------------------------------------------------------------
Chubb Corp.                                                      7,500         378,975
--------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                       2,965         135,916
--------------------------------------------------------------------------------------
Genworth Financial, Inc., Class A                                6,400         214,336
--------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                          5,600         492,464
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
INSURANCE--(CONCLUDED)

Lincoln National Corp.                                           5,245        $294,664
--------------------------------------------------------------------------------------
Loews Corp.                                                      7,500         254,850
--------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                     10,200         285,906
--------------------------------------------------------------------------------------
MBIA, Inc. (1)                                                   2,300         131,399
--------------------------------------------------------------------------------------
Metlife, Inc.                                                   14,000         720,580
--------------------------------------------------------------------------------------
MGIC Investment Corp.                                            1,500          98,805
--------------------------------------------------------------------------------------
Progressive Corp.                                               14,000         382,900
--------------------------------------------------------------------------------------
Prudential Financial, Inc.                                       9,100         692,965
--------------------------------------------------------------------------------------
SAFECO Corp.                                                     2,400         132,888
--------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                             12,500         550,250
--------------------------------------------------------------------------------------
Torchmark Corp.                                                  1,900         111,872
--------------------------------------------------------------------------------------
UnumProvident Corp.                                              5,500          98,780
--------------------------------------------------------------------------------------
XL Capital Ltd., Class A (1)                                     2,700         170,856
--------------------------------------------------------------------------------------
                                                                             9,759,549
======================================================================================
INTERNET & CATALOG RETAIL--0.43%

Amazon.com, Inc.*                                                5,800         200,738
--------------------------------------------------------------------------------------
eBay, Inc.*                                                     21,400         702,134
--------------------------------------------------------------------------------------
                                                                               902,872
======================================================================================
INTERNET SOFTWARE & SERVICES--1.03%

Google, Inc., Class A*                                           3,600       1,338,552
--------------------------------------------------------------------------------------
VeriSign, Inc.*                                                  4,800         107,760
--------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                   22,800         720,252
--------------------------------------------------------------------------------------
                                                                             2,166,564
======================================================================================
IT CONSULTING & SERVICES--0.28%

Affiliated Computer Services, Inc.*                              2,300         114,816
--------------------------------------------------------------------------------------
Computer Sciences Corp.*                                         3,200         180,000
--------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                    9,700         237,844
--------------------------------------------------------------------------------------
Unisys Corp.*                                                    7,300          48,034
--------------------------------------------------------------------------------------
                                                                               580,694
======================================================================================
LEISURE EQUIPMENT & PRODUCTS--0.29%

Brunswick Corp.                                                  1,600          57,488
--------------------------------------------------------------------------------------
Eastman Kodak Co. (1)                                            5,300         127,783
--------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                            5,100         254,235
--------------------------------------------------------------------------------------
Hasbro, Inc.                                                     3,100          57,474
--------------------------------------------------------------------------------------
Mattel, Inc.                                                     6,800         114,308
--------------------------------------------------------------------------------------
                                                                               611,288
======================================================================================
MACHINERY--1.59%

Caterpillar, Inc.                                               12,100         882,695
--------------------------------------------------------------------------------------
Cummins, Inc.                                                      800          88,168
--------------------------------------------------------------------------------------
Danaher Corp.                                                    4,400         282,084
--------------------------------------------------------------------------------------
Deere & Co.                                                      4,300         368,080
--------------------------------------------------------------------------------------
Dover Corp.                                                      3,600         175,824
--------------------------------------------------------------------------------------
Eaton Corp.                                                      2,800         205,912
--------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                        7,400         367,410
--------------------------------------------------------------------------------------
Ingersoll Rand Co., Class A                                      6,100         266,021
--------------------------------------------------------------------------------------
ITT Industries, Inc.                                             3,200         166,880
--------------------------------------------------------------------------------------
Navistar International Corp.*                                    1,000          26,580
--------------------------------------------------------------------------------------
PACCAR, Inc.                                                     3,200         245,920
--------------------------------------------------------------------------------------
Pall Corp.                                                       2,400          72,216
--------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                            2,300         179,446
--------------------------------------------------------------------------------------
                                                                             3,327,236
======================================================================================
MEDIA--3.52%

CBS Corp., Class B                                              14,000         362,740
--------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                               9,800         301,840
--------------------------------------------------------------------------------------
Comcast Corp., Class A*                                         38,800       1,246,644
--------------------------------------------------------------------------------------
E.W. Scripps Co., Class A                                        1,400          64,792
--------------------------------------------------------------------------------------
Gannett Co., Inc.                                                4,200         226,842
--------------------------------------------------------------------------------------
Interpublic Group Cos., Inc.*                                    8,600          81,958
--------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                              1,300          80,613
--------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                           7,000         361,200
--------------------------------------------------------------------------------------
New York Times Co., Class A (1)                                  3,100          74,896
--------------------------------------------------------------------------------------
News Corp., Class A                                             43,400         827,638
--------------------------------------------------------------------------------------
Omnicom Group, Inc.                                              3,200         304,352
--------------------------------------------------------------------------------------
Time Warner, Inc.                                               81,800       1,407,778
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
MEDIA--(CONCLUDED)

Tribune Co.                                                      5,100        $152,184
--------------------------------------------------------------------------------------
Univision Communications, Inc., Class A*                         3,700         133,015
--------------------------------------------------------------------------------------
Viacom, Inc., Class B*                                          14,300         539,825
--------------------------------------------------------------------------------------
Walt Disney Co. (1)                                             40,100       1,223,050
--------------------------------------------------------------------------------------
                                                                             7,389,367
======================================================================================
METALS & MINING--0.94%

Alcoa, Inc.                                                     15,600         494,832
--------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                     1,500          95,445
--------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Class B                    3,400         190,366
--------------------------------------------------------------------------------------
Newmont Mining Corp.                                             8,300         432,845
--------------------------------------------------------------------------------------
Nucor Corp.                                                      2,900         305,283
--------------------------------------------------------------------------------------
Phelps Dodge Corp.                                               3,700         317,053
--------------------------------------------------------------------------------------
United States Steel Corp.                                        2,000         132,760
--------------------------------------------------------------------------------------
                                                                             1,968,584
======================================================================================
MULTI-LINE RETAIL--2.39%

Costco Wholesale Corp.                                           8,900         471,077
--------------------------------------------------------------------------------------
Dollar General Corp.                                             6,000          97,800
--------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                       2,900          72,442
--------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                4,906         357,304
--------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                              4,400         267,344
--------------------------------------------------------------------------------------
Kohl's Corp.*                                                    6,100         327,509
--------------------------------------------------------------------------------------
Nordstrom, Inc.                                                  4,200         154,686
--------------------------------------------------------------------------------------
Sears Holdings Corp.*                                            1,758         266,987
--------------------------------------------------------------------------------------
Target Corp.                                                    16,300         797,396
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                           45,300       2,194,785
--------------------------------------------------------------------------------------
                                                                             5,007,330
======================================================================================
MULTI-UTILITIES--0.56%

AES Corp.*                                                      12,400         228,160
--------------------------------------------------------------------------------------
Centerpoint Energy, Inc.                                         6,000          71,940
--------------------------------------------------------------------------------------
Duke Energy Corp.                                               22,392         631,902
--------------------------------------------------------------------------------------
Williams Cos., Inc.                                             10,900         246,340
--------------------------------------------------------------------------------------
                                                                             1,178,342
======================================================================================
OFFICE ELECTRONICS--0.11%

Xerox Corp.*                                                    17,500         240,275
======================================================================================
OIL & GAS--7.71%

Anadarko Petroleum Corp.                                         8,600         427,162
--------------------------------------------------------------------------------------
Apache Corp.                                                     6,100         395,768
--------------------------------------------------------------------------------------
Ashland, Inc.                                                    1,400          87,500
--------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                          6,600         201,894
--------------------------------------------------------------------------------------
Chevron Corp.                                                   40,363       2,413,304
--------------------------------------------------------------------------------------
ConocoPhillips, Inc.                                            30,021       1,900,029
--------------------------------------------------------------------------------------
Devon Energy Corp.                                               8,200         470,352
--------------------------------------------------------------------------------------
El Paso Corp.                                                   12,600         196,182
--------------------------------------------------------------------------------------
EOG Resources, Inc.                                              4,300         282,338
--------------------------------------------------------------------------------------
Exxon Mobil Corp.                                              111,200       6,773,192
--------------------------------------------------------------------------------------
Hess Corp.                                                       1,500         225,000
--------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                 2,223         237,528
--------------------------------------------------------------------------------------
Marathon Oil Corp.                                               6,530         490,076
--------------------------------------------------------------------------------------
Murphy Oil Corp. (1)                                             3,000         158,190
--------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                       7,800         772,902
--------------------------------------------------------------------------------------
Sunoco, Inc.                                                     2,500         171,475
--------------------------------------------------------------------------------------
Valero Energy Corp.                                             11,200         687,120
--------------------------------------------------------------------------------------
XTO Energy, Inc.                                                 6,833         281,656
--------------------------------------------------------------------------------------
                                                                            16,171,668
======================================================================================
PAPER & FOREST PRODUCTS--0.36%

International Paper Co.                                          9,200         312,616
--------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                          2,400          58,224
--------------------------------------------------------------------------------------
MeadWestvaco Corp.                                               3,200          87,680
--------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                 4,600         294,216
--------------------------------------------------------------------------------------
                                                                               752,736
======================================================================================
PERSONAL PRODUCTS--0.18%

Alberto-Culver Co., Class B                                      1,300          60,463
--------------------------------------------------------------------------------------
Avon Products, Inc.                                              8,100         256,770
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS--(CONCLUDED)

Estee Lauder Cos., Inc., Class A                                 1,300         $53,222
--------------------------------------------------------------------------------------
                                                                               370,455
======================================================================================
PHARMACEUTICALS--6.54%

Abbott Laboratories                                             28,300       1,208,410
--------------------------------------------------------------------------------------
Allergan, Inc.                                                   2,800         265,496
--------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc.*                                      1,700          89,590
--------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                        35,200         864,160
--------------------------------------------------------------------------------------
Eli Lilly & Co.                                                 20,400       1,053,456
--------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                       6,100         228,628
--------------------------------------------------------------------------------------
Hospira, Inc.*                                                   2,900         129,949
--------------------------------------------------------------------------------------
Johnson & Johnson                                               54,000       3,251,880
--------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.*                                      4,300          76,454
--------------------------------------------------------------------------------------
Medco Health Solutions, Inc.*                                    5,600         301,840
--------------------------------------------------------------------------------------
Merck & Co., Inc.                                               39,600       1,318,284
--------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                         4,300          89,913
--------------------------------------------------------------------------------------
Pfizer, Inc.                                                   133,500       3,158,610
--------------------------------------------------------------------------------------
Schering-Plough Corp.                                           27,400         522,244
--------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.*                                    1,900          48,127
--------------------------------------------------------------------------------------
Wyeth                                                           24,400       1,116,056
--------------------------------------------------------------------------------------
                                                                            13,723,097
======================================================================================
REAL ESTATE--0.91%

Apartment Investment & Management Co., Class A                   2,100          90,825
--------------------------------------------------------------------------------------
Archstone-Smith Trust                                            4,000         193,400
--------------------------------------------------------------------------------------
Boston Properties, Inc.                                          1,600         135,440
--------------------------------------------------------------------------------------
Equity Office Properties Trust                                   6,700         225,455
--------------------------------------------------------------------------------------
Equity Residential Properties Trust                              5,200         229,320
--------------------------------------------------------------------------------------
Kimco Realty Corp.                                               3,300         118,305
--------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                      3,600         128,700
--------------------------------------------------------------------------------------
ProLogis                                                         4,600         227,470
--------------------------------------------------------------------------------------
Public Storage, Inc.                                             1,400         100,352
--------------------------------------------------------------------------------------
Simon Property Group, Inc. (1)                                   3,300         262,779
--------------------------------------------------------------------------------------
Vornado Realty Trust                                             2,200         197,758
--------------------------------------------------------------------------------------
                                                                             1,909,804
======================================================================================
ROAD & RAIL--0.80%

Burlington Northern Santa Fe, Inc.                               6,900         534,129
--------------------------------------------------------------------------------------
CSX Corp.                                                        4,100         274,372
--------------------------------------------------------------------------------------
Norfolk Southern Corp.                                           7,700         406,252
--------------------------------------------------------------------------------------
Union Pacific Corp.                                              4,900         454,720
--------------------------------------------------------------------------------------
                                                                             1,669,473
======================================================================================
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.82%

Advanced Micro Devices, Inc.*                                    8,800         271,832
--------------------------------------------------------------------------------------
Altera Corp.*                                                    6,900         134,964
--------------------------------------------------------------------------------------
Analog Devices, Inc.                                             6,900         232,737
--------------------------------------------------------------------------------------
Applied Materials, Inc.                                         28,300         478,553
--------------------------------------------------------------------------------------
Broadcom Corp., Class A*                                         8,050         272,171
--------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Class B*                          7,586         236,759
--------------------------------------------------------------------------------------
Intel Corp.                                                    107,300       1,933,546
--------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                 3,800         155,952
--------------------------------------------------------------------------------------
Linear Technology Corp.                                          5,800         195,750
--------------------------------------------------------------------------------------
LSI Logic Corp.*                                                 6,800          66,164
--------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                  5,800         178,234
--------------------------------------------------------------------------------------
Micron Technology, Inc.*                                        11,400         188,784
--------------------------------------------------------------------------------------
National Semiconductor Corp.                                     5,900         151,512
--------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                          2,400          55,584
--------------------------------------------------------------------------------------
NVIDIA Corp.*                                                    6,200         142,476
--------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                3,900          37,596
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

COMMON STOCKS (CONCLUDED)

                                                               NUMBER OF
SECURITY DESCRIPTION                                            SHARES           VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(CONCLUDED)

QLogic Corp.*                                                    2,800         $50,064
--------------------------------------------------------------------------------------
Teradyne, Inc.*                                                  4,200          65,394
--------------------------------------------------------------------------------------
Texas Instruments, Inc.                                         28,900         902,547
--------------------------------------------------------------------------------------
Xilinx, Inc.                                                     6,600         171,600
--------------------------------------------------------------------------------------
                                                                             5,922,219
======================================================================================
SOFTWARE--3.02%

Adobe Systems, Inc.                                             10,900         312,067
--------------------------------------------------------------------------------------
Autodesk, Inc.                                                   4,400         160,116
--------------------------------------------------------------------------------------
BMC Software, Inc.*                                              3,900          78,585
--------------------------------------------------------------------------------------
CA, Inc.                                                         8,600         186,878
--------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                            3,400         127,772
--------------------------------------------------------------------------------------
Compuware Corp.*                                                 7,900          58,144
--------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                           5,700         239,799
--------------------------------------------------------------------------------------
Intuit, Inc.*                                                    3,200         176,928
--------------------------------------------------------------------------------------
Microsoft Corp.                                                161,900       3,667,035
--------------------------------------------------------------------------------------
Novell, Inc.*                                                    7,900          61,067
--------------------------------------------------------------------------------------
Oracle Corp.*                                                   67,900         965,538
--------------------------------------------------------------------------------------
Symantec Corp.*                                                 19,406         302,734
--------------------------------------------------------------------------------------
                                                                             6,336,663
======================================================================================
SPECIALTY RETAIL--2.18%

AutoNation, Inc.*                                                2,576          55,873
--------------------------------------------------------------------------------------
AutoZone, Inc.*                                                    800          72,584
--------------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.*                                        5,300         186,401
--------------------------------------------------------------------------------------
Best Buy Co., Inc.                                               7,600         402,800
--------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                           3,100          93,155
--------------------------------------------------------------------------------------
Gap, Inc.                                                       10,700         194,740
--------------------------------------------------------------------------------------
Home Depot, Inc.                                                38,600       1,471,432
--------------------------------------------------------------------------------------
Limited Brands                                                   6,600         179,256
--------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                               14,100         878,148
--------------------------------------------------------------------------------------
Office Depot, Inc.*                                              5,500         228,635
--------------------------------------------------------------------------------------
OfficeMax, Inc.                                                  1,400          57,862
--------------------------------------------------------------------------------------
RadioShack Corp.                                                 2,600          43,732
--------------------------------------------------------------------------------------
Sherwin-Williams Co.                                             2,100         101,577
--------------------------------------------------------------------------------------
Staples, Inc.                                                   13,000         305,370
--------------------------------------------------------------------------------------
Tiffany & Co.                                                    2,800          95,732
--------------------------------------------------------------------------------------
TJX Cos., Inc.                                                   8,500         201,535
--------------------------------------------------------------------------------------
                                                                             4,568,832
======================================================================================
TEXTILES & APPAREL--0.34%

Coach, Inc.*                                                     7,300         212,284
--------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                        2,300          74,612
--------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                              1,900          73,473
--------------------------------------------------------------------------------------
Nike, Inc., Class B                                              3,500         281,085
--------------------------------------------------------------------------------------
V. F. Corp.                                                      1,300          81,809
--------------------------------------------------------------------------------------
                                                                               723,263
======================================================================================
TOBACCO--1.37%

Altria Group, Inc.                                              38,100       2,756,535
--------------------------------------------------------------------------------------
UST, Inc.                                                        2,500         110,025
--------------------------------------------------------------------------------------
                                                                             2,866,560
======================================================================================
TRADING COMPANIES & DISTRIBUTORS--0.12%

Genuine Parts Co.                                                3,200         137,792
--------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                              1,500         108,240
--------------------------------------------------------------------------------------
                                                                               246,032
--------------------------------------------------------------------------------------
Total Common Stocks (cost--$171,051,566)                                   209,697,583
======================================================================================

--------------------------------------------------------------------------------
20

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

 PRINCIPAL
  AMOUNT                                                                MATURITY    INTEREST
   (000)                                                                 DATES       RATES       VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.07%
------------------------------------------------------------------------------------------------------
      $150   U.S. Treasury Bills++ (cost--$149,381)                     07/06/06   4.245%@    $149,381
======================================================================================================
REPURCHASE AGREEMENT--0.15%
------------------------------------------------------------------------------------------------------
       314   Repurchase Agreement dated 05/31/06 with State Street
                Bank & Trust Co., collateralized by $161,955 U.S.
                Treasury Bills, zero coupon due 08/24/06 and $161,735
                U.S. Treasury Notes, 2.625% due 11/15/06;
                (value--$320,283); proceeds: $314,039
                (cost--$314,000)                                        06/01/06   4.500       314,000
------------------------------------------------------------------------------------------------------

NUMBER OF
  SHARES
   (000)
------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--3.52%
------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.42%
------------------------------------------------------------------------------------------------------
       # 0   AIM Liquid Assets Money Market Portfolio                              4.950             9
------------------------------------------------------------------------------------------------------
         2   AIM Prime Money Market Portfolio                                      4.980         2,099
------------------------------------------------------------------------------------------------------
       # 0   Barclays Prime Money Market Fund                                      4.886           256
------------------------------------------------------------------------------------------------------
       870   UBS Private Money Market Fund LLC**                                   4.900       870,468
------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$872,832)                                                      872,832
======================================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

 PRINCIPAL
  AMOUNT                                                                MATURITY    INTEREST
   (000)                                                                 DATES       RATES            VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.10%
-----------------------------------------------------------------------------------------------------------
     $6,501  Repurchase Agreement dated 05/31/06 with Deutsche
                Bank Securities, Inc., collateralized by $6,578,000
                Federal National Mortgage Association obligations,
                4.810% due 09/22/06; (value--$6,631,925);
                proceeds: $6,501,808 (cost--$6,500,903)                 06/01/06   5.010%        $6,500,903
-----------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral from Securities Loaned (cost--$7,373,735                     7,373,735
-----------------------------------------------------------------------------------------------------------
Total Investments (cost--$178,888,682)--103.69%                                                 217,534,699
-----------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(3.69)%                                                   (7,743,631)
-----------------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                            $209,791,068
===========================================================================================================

*   Non-income producing security.

#   Amount represents less than 500 shares.

(1) Security, or portion thereof, was on loan at May 31, 2006.

(2) Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

+   Interest rates shown reflect yield at May 31, 2006.

++  Entire amount pledged as collateral for futures transactions.

@   Interest rate shown is the discount rate at date of purchase.

** The table below details the Fund's transaction activity in an affiliated issuer during the year ended May 31, 2006.

                                                                                                                      INCOME
                                                                                                                   EARNED FROM
                                                                  PURCHASES            SALES                      AFFILIATE FOR
                                                                  DURING THE        DURING THE                       THE YEAR
               SECURITY                         VALUE AT          YEAR ENDED        YEAR ENDED      VALUE AT          ENDED
              DESCRIPTION                       05/31/05           05/31/06          05/31/06       05/31/06         05/31/06
-------------------------------------------------------------------------------------------------------------------------------
UBS Private Money Market Fund LLC              $1,590,001        $34,673,984       $35,393,517      $870,468          $2,663
===============================================================================================================================

FUTURES CONTRACTS
========================================================================================================================
NUMBER OF                                                                  IN             EXPIRATION        UNREALIZED
CONTRACTS                                  CONTRACTS TO RECEIVE       EXCHANGE FOR           DATE          DEPRECIATION
========================================================================================================================
    1                                      S&P 500 Index Futures        $332,005          June 2006           $13,980
========================================================================================================================

--------------------------------------------------------------------------------
22

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2006

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                               PERCENTAGE OF PORTFOLIO ASSETS
-----------------------------------------------------------------------------
United States                                                           97.9%
-----------------------------------------------------------------------------
Bermuda                                                                  0.9
-----------------------------------------------------------------------------
Netherlands                                                              0.6
-----------------------------------------------------------------------------
Cayman Islands                                                           0.5
-----------------------------------------------------------------------------
Panama                                                                   0.1
-----------------------------------------------------------------------------
Total                                                                  100.0%
=============================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2006

ASSETS:

Investments in unaffiliated securities, at value (cost-$178,018,214)*               $216,664,231
------------------------------------------------------------------------------------------------
Investment in affiliated security, at value (cost-$870,468)                              870,468
------------------------------------------------------------------------------------------------
Total Investments in securities, at value (cost-$178,888,682)                        217,534,699
------------------------------------------------------------------------------------------------
Cash                                                                                         291
------------------------------------------------------------------------------------------------
Receivable for dividends and interest                                                    448,918
------------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                                        123,924
------------------------------------------------------------------------------------------------
Receivable for variation margin                                                            3,025
------------------------------------------------------------------------------------------------
Other assets                                                                              32,428
------------------------------------------------------------------------------------------------
Total assets                                                                         218,143,285
------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for cash collateral from securities loaned                                     7,373,735
------------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                                    698,505
------------------------------------------------------------------------------------------------
Payable to affiliates                                                                     75,888
------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                   204,089
------------------------------------------------------------------------------------------------
Total liabilities                                                                      8,352,217
------------------------------------------------------------------------------------------------
NET ASSETS:

Shares of beneficial interest-$0.001 par value per share
   (unlimited amount authorized)                                                     205,047,779
------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                        1,112,252
------------------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities and futures                 (35,001,000)
------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                                38,632,037
------------------------------------------------------------------------------------------------
Net assets                                                                          $209,791,068
================================================================================================

* Includes $7,171,116 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2006

CLASS A:

Net assets                                                                          $138,585,090
------------------------------------------------------------------------------------------------
Shares outstanding                                                                     9,371,918
------------------------------------------------------------------------------------------------
Net asset value per share                                                                 $14.79
------------------------------------------------------------------------------------------------
Maximum offering price per share
   (net asset value plus sales charge of 2.50%)                                           $15.17
------------------------------------------------------------------------------------------------
CLASS B:

Net assets                                                                            $6,771,496
------------------------------------------------------------------------------------------------
Shares outstanding                                                                       462,447
------------------------------------------------------------------------------------------------
Net asset value and offering price per share                                              $14.64
------------------------------------------------------------------------------------------------
CLASS C:

Net assets                                                                           $29,966,804
------------------------------------------------------------------------------------------------
Shares outstanding                                                                     2,048,720
------------------------------------------------------------------------------------------------
Net asset value and offering price per share                                              $14.63
------------------------------------------------------------------------------------------------
CLASS C-2:

Net assets                                                                            $5,071,485
------------------------------------------------------------------------------------------------
Shares outstanding                                                                       346,898
------------------------------------------------------------------------------------------------
Net asset value and offering price per share                                              $14.62
------------------------------------------------------------------------------------------------
CLASS Y:

Net assets                                                                           $29,396,193
------------------------------------------------------------------------------------------------
Shares outstanding                                                                     1,977,757
------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                            $14.86
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

STATEMENT OF OPERATIONS

                                                                                      For the
                                                                                     Year Ended
                                                                                    May 31, 2006
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends                                                                             $4,258,054
------------------------------------------------------------------------------------------------
Interest                                                                                  20,780
------------------------------------------------------------------------------------------------
Securities lending income (includes $2,663 earned from an affiliated entity)               9,425
------------------------------------------------------------------------------------------------
                                                                                       4,288,259
------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                              444,058
------------------------------------------------------------------------------------------------
Service fees-Class A                                                                     362,944
------------------------------------------------------------------------------------------------
Service and distribution fees-Class B                                                     67,587
------------------------------------------------------------------------------------------------
Service and distribution fees-Class C                                                    339,011
------------------------------------------------------------------------------------------------
Service and distribution fees-Class C-2                                                   35,831
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class A                                        276,683
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class B                                         13,226
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class C                                         30,551
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class C-2                                        6,780
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class Y                                         79,349
------------------------------------------------------------------------------------------------
Custody and accounting fees                                                              111,170
------------------------------------------------------------------------------------------------
Professional fees                                                                        105,183
------------------------------------------------------------------------------------------------
State registration fees                                                                   57,676
------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                       49,010
------------------------------------------------------------------------------------------------
Trustees' fees                                                                            11,314
------------------------------------------------------------------------------------------------
Other expenses                                                                            69,147
------------------------------------------------------------------------------------------------
                                                                                       2,059,520
------------------------------------------------------------------------------------------------
Less: Expense reimbursements by advisor                                                 (257,996)
------------------------------------------------------------------------------------------------
Net expenses                                                                           1,801,524
------------------------------------------------------------------------------------------------
Net investment income                                                                  2,486,735
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:

Net realized gains from:
------------------------------------------------------------------------------------------------
   Investments                                                                         6,396,755
------------------------------------------------------------------------------------------------
   Futures                                                                               120,492
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
------------------------------------------------------------------------------------------------
   Investments                                                                         8,052,021
------------------------------------------------------------------------------------------------
   Futures                                                                               (38,154)
------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                           14,531,114
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $17,017,849
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26

UBS S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Years Ended May 31,
                                                                  --------------------------------
                                                                      2006               2005
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                $2,486,735         $2,900,711
--------------------------------------------------------------------------------------------------
Net realized gains from investment activities and futures             6,517,247          1,358,725
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
   investments and futures                                            8,013,867         12,291,513
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 17,017,849         16,550,949
--------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income-Class A                                        (1,771,131)        (1,856,058)
--------------------------------------------------------------------------------------------------
Net investment income-Class B                                           (56,973)          (146,148)
--------------------------------------------------------------------------------------------------
Net investment income-Class C                                          (123,086)          (186,799)
--------------------------------------------------------------------------------------------------
Net investment income-Class C-2                                         (42,243)           (52,637)
--------------------------------------------------------------------------------------------------
Net investment income-Class Y                                          (399,625)          (375,536)
--------------------------------------------------------------------------------------------------
                                                                     (2,393,058)        (2,617,178)
--------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                                 37,030,224         51,919,451
--------------------------------------------------------------------------------------------------
Cost of shares repurchased                                          (66,371,598)       (75,187,617)
--------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                    2,351,514          2,555,310
--------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial
   interest transactions                                            (26,989,860)       (20,712,856)
--------------------------------------------------------------------------------------------------
Net decrease in net assets                                          (12,365,069)        (6,779,085)
--------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                   222,156,137        228,935,222
--------------------------------------------------------------------------------------------------
End of year                                                        $209,791,068       $222,156,137
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      $1,112,252         $1,042,381
==================================================================================================

                      See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust"), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and was organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign

--------------------------------------------------------------------------------
28

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--The Fund may use futures in strategies intended to simulate full investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. The Fund also may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains. Upon entering into a financial futures contract, the Fund is required to deposit in a separate account with the futures broker through which the transaction was effected an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to

--------------------------------------------------------------------------------
30

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM--US") served as the Fund's investment advisor and administrator until April 1, 2006. On April 1, 2006, the Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. ("UBS Global AM--Americas"). The transfer of the Advisory Contract between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Fund's Board of Trustees approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory Contract as those previously held by UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG.

In accordance with the Advisory Contract, the Fund paid UBS Global AM--Americas(and UBS Global AM--US for periods prior to April 1, 2006) an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At May 31, 2006, the Fund owed UBS Global AM--Americas $36,379 for investment advisory and administration fees.

UBS Global AM--Americas has contractually undertaken to reimburse a portion of the Fund's expenses, when necessary, to maintain the total

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

annual operating expenses of Class A, Class B, Class C, Class C-2 and Class Y shares at a level not to exceed 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively through September 30, 2006. The Fund will reimburse UBS Global AM--Americas for any such payments during the following three-year period to the extent that operating expenses are otherwise below the expense caps. At May 31, 2006, UBS Global AM--Americas owed the Fund $23,701 for expense reimbursements under the above agreement. For the year ended May 31, 2006, the Fund reimbursed expenses of $257,996.

At May 31, 2006, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM--Americas and respective dates of expiration as follows:


Expense Reimbursements            Expires                Expires                   Expires
Subject to Repayment           May 31, 2007           May 31, 2008              May 31, 2009
--------------------------------------------------------------------------------------------
Class A                          $159,802               $131,391                  $180,839
--------------------------------------------------------------------------------------------
Class B                             6,827                  9,281                     6,119
--------------------------------------------------------------------------------------------
Class C                            29,556                 14,544                     7,351
--------------------------------------------------------------------------------------------
Class C-2                           4,187                  5,863                     2,981
--------------------------------------------------------------------------------------------
Class Y                               721                     --                    60,706
============================================================================================

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended May 31, 2006, the Fund paid brokerage commissions to Morgan Stanley in the amount of $2,046. During the year ended May 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $129,627. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas (or UBS Global AM--US for periods prior to April 1, 2006), UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

--------------------------------------------------------------------------------
32

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

SERVICE AND DISTRIBUTION PLANS

UBS Global AM--US is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM--US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at an annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. At May 31, 2006, the Fund owed UBS Global AM--US $62,928 in service and distribution fees.

UBS Global AM--US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM--US has informed the Fund that for the year ended May 31, 2006, it earned $44,402, $14,905, $999 and $2,981 in initial sales and deferred sales charges on Class A, Class B, Class C and Class C-2 shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc., an indirect wholly owed subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended May 31, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $48,553 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash,

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the year ended May 31, 2006, UBS Securities LLC earned $1,630 in compensation as the Fund's lending agent. At May 31, 2006, the Fund owed UBS Securities LLC $282 in compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. During the year ended May 31, 2006, the Fund had an average daily amount of borrowing of $1,311,495 for 8 days with a related weighted average annualized interest rate of 4.25%, which resulted in $1,239 of interest expense.

PURCHASES AND SALES OF SECURITIES

For the year ended May 31, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $9,411,817 and $34,064,023, respectively.

For the year ended May 31, 2006, aggregate sales of US Government securities, excluding short-term securities were $209,915.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

--------------------------------------------------------------------------------
34

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions paid during the fiscal years ended May 31, 2006 and May 31, 2005 were as follows:

DISTRIBUTIONS PAID FROM:             2006                             2005
-----------------------------------------------------------------------------
Ordinary income                   $2,393,058                       $2,617,178
=============================================================================

At May 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                                      $1,106,334
-----------------------------------------------------------------------------
Accumulated realized capital and other losses                     (15,301,385)
-----------------------------------------------------------------------------
Net unrealized appreciation of investments and futures             18,938,340
=============================================================================
Total accumulated earnings                                         $4,743,289
=============================================================================

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation of investments at May 31, 2006 were as follows:

Tax cost of investments                                          $198,596,359
-----------------------------------------------------------------------------
Gross unrealized appreciation                                      28,300,741
-----------------------------------------------------------------------------
Gross unrealized depreciation                                      (9,362,401)
-----------------------------------------------------------------------------
Net unrealized appreciation                                       $18,938,340
=============================================================================

The differences between book-basis and tax-basis unrealized appreciation of investments and futures is attributable primarily to the tax deferral of losses on wash sales and return of capital adjustments from real estate investment trusts.

At May 31, 2006, the Fund had a net capital loss carryforward of $15,301,385. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $8,507,382 in 2010 and $6,794,003 in 2011. The capital loss carryforward includes $15,033,887 of capital losses from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $3,872,005 of the capital loss carryforward to offset current year realized gains.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended May 31, 2006, undistributed net investment income was decreased by $23,806 and accumulated net realized loss from investment activities and futures was decreased by $23,806. These differences are primarily due to return of capital adjustments from real estate investment trusts.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         CLASS A                   CLASS B
                               ----------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2006:                    SHARES       AMOUNT         SHARES        AMOUNT
-----------------------------------------------------------------------------------
Shares sold                    1,962,643    $28,589,450       25,485       $359,694
-----------------------------------------------------------------------------------
Shares repurchased            (3,367,945)   (49,220,579)    (186,351)    (2,658,665)
-----------------------------------------------------------------------------------
Shares converted from
   Class B to Class A            319,968      4,662,140     (323,740)    (4,662,140)
-----------------------------------------------------------------------------------
Dividends reinvested             119,163      1,749,307        3,359         48,909
-----------------------------------------------------------------------------------
Net decrease                    (966,171)  $(14,219,682)    (481,247)   $(6,912,202)
===================================================================================

                                         CLASS C                  CLASS C-2
                               ----------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2006:                    SHARES       AMOUNT         SHARES        AMOUNT
-----------------------------------------------------------------------------------
Shares sold                      116,900     $1,668,239          832        $12,201
-----------------------------------------------------------------------------------
Shares repurchased              (705,344)   (10,149,235)     (81,148)    (1,161,068)
-----------------------------------------------------------------------------------
Dividends reinvested               7,979        116,259        2,712         39,434
-----------------------------------------------------------------------------------
Net decrease                    (580,465)   $(8,364,737)     (77,604)   $(1,109,433)
===================================================================================

                                        CLASS Y
                                -----------------------
FOR THE YEAR ENDED
MAY 31, 2006:                     SHARES       AMOUNT
-------------------------------------------------------
Shares sold                      436,378     $6,400,640
-------------------------------------------------------
Shares repurchased              (215,932)    (3,182,051)
-------------------------------------------------------
Dividends reinvested              26,975        397,605
-------------------------------------------------------
Net increase                     247,421     $3,616,194
=======================================================

--------------------------------------------------------------------------------
36

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS

                                         CLASS A                   CLASS B
                               ----------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2005:                   SHARES        AMOUNT         SHARES        AMOUNT
-----------------------------------------------------------------------------------
Shares sold                   3,103,371    $41,676,324        56,705       $749,468
-----------------------------------------------------------------------------------
Shares repurchased           (3,822,545)   (51,508,140)     (408,031)    (5,487,684)
-----------------------------------------------------------------------------------
Shares converted from
   Class B to Class A           155,137      2,091,271      (156,899)    (2,091,271)
-----------------------------------------------------------------------------------
Dividends reinvested            130,678      1,829,490         9,266        128,338
-----------------------------------------------------------------------------------
Net decrease                   (433,359)   $(5,911,055)     (498,959)   $(6,701,149)
===================================================================================

                                       CLASS C                     CLASS C-2
                               ----------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2005:                    SHARES       AMOUNT          SHARES       AMOUNT
-----------------------------------------------------------------------------------
Shares sold                     159,931     $2,122,508           754         $9,971
-----------------------------------------------------------------------------------
Shares repurchased             (739,802)    (9,860,169)      112,271)    (1,489,810)
-----------------------------------------------------------------------------------
Dividends reinvested             12,764        177,170         3,599         49,881
-----------------------------------------------------------------------------------
Net decrease                   (567,107)   $(7,560,491)     (107,918)   $(1,429,958)
===================================================================================

                                       CLASS Y
                               -----------------------
FOR THE YEAR ENDED
MAY 31, 2005:                    SHARES      AMOUNT
------------------------------------------------------
Shares sold                     545,025     $7,361,180
------------------------------------------------------
Shares repurchased             (502,926)    (6,841,814)
------------------------------------------------------
Dividends reinvested             26,365        370,431
------------------------------------------------------
Net increase                     68,464       $889,797
======================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     Class A
                                              -----------------------------------------------------

                                                           For the Years Ended May 31,
                                              -----------------------------------------------------
                                              2006        2005        2004       2003        2002
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $13.86      $13.04      $11.19     $12.37      $14.90
---------------------------------------------------------------------------------------------------
Net investment income                         0.18*       0.19*       0.13*      0.12*       0.10*
---------------------------------------------------------------------------------------------------
Net realized and unrealized gains
   (losses) from investment activities        0.93        0.81        1.82      (1.20)      (2.22)
---------------------------------------------------------------------------------------------------
Net increase (decrease) from operations       1.11        1.00        1.95      (1.08)      (2.12)
---------------------------------------------------------------------------------------------------
Dividends from net investment income         (0.18)      (0.18)      (0.10)     (0.10)      (0.08)
---------------------------------------------------------------------------------------------------
Distributions from net realized
   gains from investment activities             --          --          --         --       (0.33)
---------------------------------------------------------------------------------------------------
Total dividends and distributions
   to shareholders                           (0.18)      (0.18)      (0.10)     (0.10)      (0.41)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $14.79      $13.86      $13.04     $11.19      $12.37
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                    7.99%       7.62%      17.48%     (8.70)%    (14.37)%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)         $138,585    $143,288    $140,491    $79,638     $59,485
---------------------------------------------------------------------------------------------------
Expenses to average net assets, net
   of fee waivers and/or expense
   reimbursements by advisor                  0.70%       0.70%       0.70%      0.67%       0.60%
---------------------------------------------------------------------------------------------------
Expenses to average net assets,
   before fee waivers and/or expense
   reimbursements by advisor                  0.82%       0.79%       0.84%      0.84%       0.82%
---------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers and/or
   expense reimbursements by advisor          1.23%       1.41%       1.02%      1.14%       0.78%
---------------------------------------------------------------------------------------------------
Net investment income (loss) to average
   net assets, before fee waivers and/or
   expense reimbursements by advisor          1.11%       1.32%       0.88%      0.97%       0.56%
---------------------------------------------------------------------------------------------------
Portfolio turnover                               4%          7%         16%        10%         12%
===================================================================================================

*   Calculated using the average month-end shares outstanding for the period.

**  Annualized.

#   Amount earned represents less than $0.005 per share.

++  Amount of dividend paid represents less than $0.005 per share.

+   Commencement of issuance of shares.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
38

                Class B                                               Class C
--------------------------------------         ----------------------------------------------------------
    For the
  Years Ended          For the Period
    May 31,          November 7, 2003+                        For the Years Ended May 31,
------------------        through              -----------------------------------------------------------
  2006       2005      May 31, 2004               2006       2005         2004       2003        2002
-------------------------------------------------------------------------------------------------------
$13.70     $12.89            $12.12             $13.70     $12.89       $11.06     $12.21      $14.74
-------------------------------------------------------------------------------------------------------
  0.11*      0.13*             0.04*              0.07*      0.09*        0.03*      0.04*       0.00*#
-------------------------------------------------------------------------------------------------------
  0.91       0.80              0.77               0.91       0.79         1.81      (1.19)      (2.20)
-------------------------------------------------------------------------------------------------------
  1.02       0.93              0.81               0.98       0.88         1.84      (1.15)      (2.20)
-------------------------------------------------------------------------------------------------------

 (0.08)     (0.12)            (0.04)             (0.05)     (0.07)       (0.01)     (0.00)++       --
-------------------------------------------------------------------------------------------------------

    --         --                --                 --         --           --         --       (0.33)
-------------------------------------------------------------------------------------------------------

 (0.08)     (0.12)            (0.04)             (0.05)     (0.07)       (0.01)     (0.00)++    (0.33)
-------------------------------------------------------------------------------------------------------
$14.64     $13.70            $12.89             $14.63     $13.70       $12.89     $11.06      $12.21
-------------------------------------------------------------------------------------------------------
  7.48%      7.18%             6.70%              7.18%      6.79%       16.68%     (9.39)%    (15.04)%
-------------------------------------------------------------------------------------------------------

$6,771    $12,924           $18,595            $29,967    $36,023      $41,204    $31,277     $39,381
-------------------------------------------------------------------------------------------------------

  1.10%      1.10%             1.10%**            1.45%      1.45%        1.45%      1.42%       1.35%
-------------------------------------------------------------------------------------------------------

  1.16%      1.15%             1.18%**            1.47%      1.49%        1.53%      1.63%       1.60%
-------------------------------------------------------------------------------------------------------

  0.80%      1.01%             0.59%**            0.47%      0.66%        0.27%      0.39%       0.02%
-------------------------------------------------------------------------------------------------------

  0.74%      0.96%             0.51%**            0.45%      0.62%        0.19%      0.18%      (0.23)%
-------------------------------------------------------------------------------------------------------
     4%         7%               16%                 4%         7%          16%        10%         12%
=======================================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                       Class C-2
                                                         -------------------------------------
                                                                             For the Period
                                                           For the Years       November 7,
                                                           Ended May 31,          2003+
                                                         ----------------        through
                                                           2006     2005       May 31, 2004
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $13.70   $12.89             $12.12
----------------------------------------------------------------------------------------------
Net investment income                                      0.12*    0.13*              0.04*
----------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from
   investment activities                                   0.91     0.79               0.77
----------------------------------------------------------------------------------------------
Net increase (decrease) from operations                    1.03     0.92               0.81
----------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.11)   (0.11)             (0.04)
----------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                                     --       --                 --
----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (0.11)   (0.11)             (0.04)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $14.62   $13.70             $12.89
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                 7.54%    7.15%              6.70%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)                        $5,071   $5,816             $6,862
----------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee
   waivers and/or expense reimbursements by
   and recoupments to advisor                              1.10%    1.10%              1.10%**
----------------------------------------------------------------------------------------------
Expenses to average net assets, before fee waivers
   and/or expense reimbursements by advisor                1.15%    1.19%              1.21%**
----------------------------------------------------------------------------------------------
Net investment income to average net assets, net of
   fee waivers and/or expense reimbursements by
   and recoupments to advisor                              0.83%    1.01%              0.60%**
----------------------------------------------------------------------------------------------
Net investment income to average net assets, before fee
   waivers and/or expense reimbursements by advisor        0.78%    0.92%              0.49%**
----------------------------------------------------------------------------------------------
Portfolio turnover                                            4%       7%                16%
==============================================================================================

*  Calculated using the average month-end shares outstanding for the period.
** Annualized.
@ The advisor recouped expenses previously paid by the advisor on behalf of the Fund, not to exceed the expense cap.
+  Commencement of issuance of shares.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
40

                        Class Y
--------------------------------------------------------

              For the Years Ended May 31,
--------------------------------------------------------
   2006       2005        2004         2003       2002
--------------------------------------------------------
 $13.93     $13.11      $11.24       $12.41     $14.94
--------------------------------------------------------
   0.22*      0.23*       0.15*        0.14*      0.14*
--------------------------------------------------------

   0.92       0.80        1.84        (1.19)     (2.24)
--------------------------------------------------------
   1.14       1.03        1.99        (1.05)     (2.10)
--------------------------------------------------------
  (0.21)     (0.21)      (0.12)       (0.12)     (0.10)
--------------------------------------------------------

     --         --          --           --      (0.33)
--------------------------------------------------------
  (0.21)     (0.21)      (0.12)       (0.12)     (0.43)
--------------------------------------------------------
 $14.86     $13.93      $13.11       $11.24     $12.41
--------------------------------------------------------
   8.21%      7.83%      17.79%       (8.42)%   (14.23)%
--------------------------------------------------------

$29,396    $24,105     $21,783      $12,324     $5,517
--------------------------------------------------------

   0.45%      0.45%@      0.45%        0.42%      0.35%
--------------------------------------------------------

   0.67%      0.45%       0.45%        0.58%      0.64%
--------------------------------------------------------

   1.49%      1.67%@      1.24%        1.39%      1.01%
--------------------------------------------------------

   1.27%      1.67%       1.24%        1.23%      0.72%
--------------------------------------------------------
      4%         7%         16%          10%        12%
========================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
UBS S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities of UBS S&P 500 Index Fund (the "Fund"), (the sole fund comprising UBS Index Trust), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS S&P 500 Index Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
July 18, 2006

--------------------------------------------------------------------------------
42

UBS S&P 500 INDEX FUND

TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (May 31, 2006) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

Per Share Data:                        Class A    Class B    Class C  Class C-2   Class Y
------------------------------------------------------------------------------------------
Net investment income*                $(0.1762)  $(0.0839)  $(0.0536) $(0.1121)  $(0.2122)
------------------------------------------------------------------------------------------
Percentage of ordinary income
  dividends qualifying for the
  dividends received deduction
  available to corporate shareholders     100%       100%       100%      100%       100%
==========================================================================================

* Taxable as ordinary income

For the fiscal year ended May 31, 2006, certain dividends paid by UBS S&P 500 Index Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,393,058 represents the maximum amount that may be considered qualified dividend income.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2006. Such notification, which will reflect the amount to be used by calender year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2007. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures (and information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005), without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

--------------------------------------------------------------------------------
44

UBS S&P 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)

Shareholder Meeting Information A special meeting of shareholders of UBS Index Trust (the "Trust") was held on December 21, 2005. UBS S&P 500 Index Fund (the "Fund") is the sole portfolio comprising the Trust.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather R. Higgins and William D.White were elected to serve as board members for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

                                                                      SHARES
TO VOTE FOR OR WITHHOLD AUTHORITY                 SHARES             WITHHOLD
IN THE ELECTION OF:                              VOTED FOR           AUTHORITY
-------------------------------------------------------------------------------
Richard Q. Armstrong                           7,030,485.305        152,310.321
-------------------------------------------------------------------------------
David J. Beaubien                              7,023,704.968        159,090.658
-------------------------------------------------------------------------------
Richard R. Burt                                7,042,840.380        139,955.246
-------------------------------------------------------------------------------
Meyer Feldberg                                 7,034,213.686        148,581.940
-------------------------------------------------------------------------------
William D. White                               7,024,014.367        158,781.259
-------------------------------------------------------------------------------
Alan S. Bernikow                               7,042,084.843        140,710.783
-------------------------------------------------------------------------------
Bernard H. Garil                               7,037,718.778        145,076.848
-------------------------------------------------------------------------------
Heather R. Higgins                             7,027,224.693        155,570.933
-------------------------------------------------------------------------------

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Index Trust (the "Trust") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Trust, with respect to UBS S&P 500 Index Fund (the "Fund"), a series of the Trust, and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio managers for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because (1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreement as a result of the transfer. The board took note of its knowledge of UBS Global AM and its affiliates,

--------------------------------------------------------------------------------
46

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of some relevance. UBS Global AM also noted management's explanation that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned

--------------------------------------------------------------------------------
48

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                           Term of
                           Position(s)     Office+ and
                           Held with       Length of       Principal Occupation(s)
Name, Address, and Age     Trust           Time Served     During Past 5 Years
-----------------------------------------------------------------------------------------------
Meyer Feldberg++; 64       Trustee         Since 1997      Professor Feldberg is Dean Emeritus
Morgan Stanley                                             and Sanford Bernstein Professor of
1585 Broadway                                              Leadership and Ethics at Columbia
33rd Floor                                                 Business School, although on a two
New York, NY 10036                                         year leave of absence. He is also a
                                                           senior advisor to Morgan Stanley
                                                           (financial services) (since March
                                                           2005). Prior to July 2004, he was
                                                           Dean and Professor of Management
                                                           of the Graduate School of
                                                           Business at Columbia University
                                                           (since 1989).

--------------------------------------------------------------------------------
50

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                   Other Directorships Held by Trustee
---------------------------------------------------------------------------------------------------------
Professor Feldberg is a director or trustee of        Professor Feldberg is also a director of Primedia
29 investment companies (consisting of                Inc. (publishing), Federated Department Stores,
48 portfolios) for which UBS Global AM or one         Inc. (operator of department stores), Revlon, Inc.
of its affiliates serves as investment advisor,       (cosmetics), and SAPPI, Ltd. (producer of paper).
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                  Term of
                                 Position(s)      Office+ and
                                 Held with        Length of        Principal Occupation(s)
Name, Address, and Age           Trust            Time Served      During Past 5 Years
---------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 71         Trustee and      Since 1997       Mr. Armstrong is chairman and
c/o Willkie Farr &               Chairman of      (Trustee)        principal of R.Q.A. Enterprises
Gallagher LLP                    the Board of     Since 2004       (management consulting firm)
787 Seventh Avenue               Trustees         (Chairman of     (since April 1991 and principal
New York, NY 10019-6099                           the Board        occupation since March 1995).
                                                  of Trustees)

David J. Beaubien; 71            Trustee          Since 2001       Mr. Beaubien is retired (since
84 Doane Road                                                      2003). He was chairman of Yankee
Ware, MA 01082                                                     Environmental Systems, Inc., a
                                                                   manufacturer of meteorological
                                                                   measuring systems (since 1991).

Alan S. Bernikow; 65             Trustee          Since 2005       Mr. Bernikow is a consultant on
207 Benedict Ave.                                                  non-management matters for the
Staten Island, NY 10314                                            firm of Deloitte & Touche
                                                                   (international accounting and
                                                                   consulting firm) (since June 2003).
                                                                   Previously, he was Deputy Chief
                                                                   Executive Officer at Deloitte &
                                                                   Touche.

Richard R. Burt; 59              Trustee          Since 1997       Mr. Burt is chairman of Diligence Inc.
1275 Pennsylvania Ave., N.W.                                       (information and risk management
Washington, D.C. 20004                                             firm) and IEP Advisors (international
                                                                   investments and consulting firm).

Bernard H. Garil; 66             Trustee          Since 2005       Mr. Garil is retired (since 2001). He
6754 Casa Grande Way                                               was a Managing Director at PIMCO
Delray Beach, FL 33446                                             Advisory Services (from 1999 to
                                                                   2001) where he served as President
                                                                   of closed-end funds and
                                                                   Vice-President of the variable
                                                                   insurance product funds advised by
                                                                   OpCap Advisors (until 2001).

--------------------------------------------------------------------------------
52

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                   Other Directorships Held by Trustee
---------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16          None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16           Mr. Beaubien is also a director of IEC Electronics,
investment companies (consisting of 35 portfolios)    Inc., a manufacturer of electronic assemblies.
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Bernikow is a director or trustee of 16           Mr. Bernikow is also a director of Revlon, Inc.
investment companies (consisting of 35 portfolios)    (cosmetics) (and serves as the chair of its audit
for which UBS Global AM or one of its affiliates      committee), a director of Mack-Cali Realty
serves as investment advisor, sub-advisor or          Corporation (real estate investment trust)
manager.                                              (and serves as the chair of its audit committee)
                                                      and a director of the Casual Male Retail Group,
                                                      Inc. (menswear).

Mr. Burt is a director or trustee of 16 investment    Mr. Burt is also a director of The Central European
companies (consisting of 35 portfolios) for which     Fund, Inc., The Germany Fund, Inc., The New Germany
UBS Global AM or one of its affiliates serves as      Fund, Inc., IGT, Inc. (provides technology to
investment advisor, sub-advisor or manager.           gaming and wagering industry) and The Protective
                                                      Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment   Mr. Garil is also a director of OFI Trust Company
companies (consisting of 35 portfolios) for which     (commercial trust company) and a trustee for the
UBS Global AM or one of its affiliates serves as      Brooklyn College Foundation, Inc. (charitable
investment advisor, sub-advisor or manager.           foundation).

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                               Term of
                               Position(s)     Office+ and
                               Held with       Length of       Principal Occupation(s)
Name, Address, and Age         Trust           Time Served     During Past 5 Years
-----------------------------------------------------------------------------------------------------
Heather R. Higgins; 46         Trustee         Since 2005      Ms. Higgins is the President and
255 E. 49th St., Suite 23D                                     Director of The Randolph Foundation
New York, NY 10017                                             (charitable foundation) (since 1991).
                                                               Ms. Higgins also serves on the
                                                               boards of several non-profit
                                                               charitable groups, including the
                                                               Independent Women's Forum (chairman),
                                                               the Philanthropy Roundtable (vice
                                                               chairman) and the Hoover Institution
                                                               (executive committee).

--------------------------------------------------------------------------------
54

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

Number of Portfolios in Fund Complex
Overseen by Trustee                                   Other Directorships Held by Trustee
---------------------------------------------------------------------------------------------------------
Ms. Higgins is a director or trustee of 16            None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its
affiliates serves as investment advisor,
sub-advisor or manager.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                            Term of         Principal Occupation(s) During
                         Position(s)        Office+ and     Past 5 Years; Number of Portfolios
Name, Address,           Held with          Length of       in Fund Complex for which Person
and Age                  Trust              Time Served     Serves as Officer
--------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40     Vice President     Since 2005      Mr. Allessie is a director and deputy
                         and Assistant                      general counsel at UBS Global Asset
                         Secretary                          Management (US) Inc. and UBS Global Asset
                                                            Management (Americas) Inc. (collectively,
                                                            "UBS Global AM--Americas region") (since
                                                            2005). Prior to joining UBS Global
                                                            AM--Americas region, he was senior vice
                                                            president and general counsel of Kenmar
                                                            Advisory Corp. (from 2004 to 2005). Prior to
                                                            that Mr. Allessie was general counsel and
                                                            secretary of GAM USA Inc., GAM Investments,
                                                            GAM Services, GAM Funds, Inc. and the GAM
                                                            Avalon Funds (from 1999 to 2004). Mr.
                                                            Allessie is a vice president and assistant
                                                            secretary of 20 investment companies
                                                            (consisting of 90 portfolios) for which UBS
                                                            Global AM--Americas region or one of its
                                                            affiliates serves as investment advisor,
                                                            sub-advisor or manager.

W. Douglas Beck*; 39     President          Since 2005      Mr. Beck is an executive director and
                                                            head of product development and
                                                            management for UBS Global AM--Americas
                                                            region (since 2002). From March 1998
                                                            to November 2002, he held various
                                                            positions at Merrill Lynch, the
                                                            most recent being first vice president and
                                                            co-manager of the managed solutions
                                                            group. Mr. Beck is president of
                                                            20 investment companies (consisting
                                                            of 90 portfolios) for which UBS Global
                                                            AM--Americas region or one of its
                                                            affiliates serves as investment advisor,
                                                            sub-advisor or manager, and was vice
                                                            president of such investment companies
                                                            from 2003 to 2005.

--------------------------------------------------------------------------------
56

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of              Principal Occupation(s) During
                          Position(s)        Office+ and          Past 5 Years; Number of Portfolios
Name, Address,            Held with          Length of            in Fund Complex for which Person
and Age                   Trust              Time Served          Serves as Officer
--------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 40       Vice President     Since 2000           Mr. Disbrow is a director (since 2001),
                          and Treasurer      (Vice President)     head of retail mutual fund operations
                                             Since 2004           and co-head of the mutual fund finance
                                             (Treasurer)          department (since 2004) of UBS Global
                                                                  AM--Americas region. Mr. Disbrow is a
                                                                  vice president and treasurer of 16
                                                                  investment companies (consisting of 35
                                                                  portfolios) and vice president and
                                                                  assistant treasurer of four investment
                                                                  companies (consisting of 55 portfolios)
                                                                  for which UBS Global AM--Americas
                                                                  region or one of its affiliates serves as
                                                                  investment advisor, sub-advisor or
                                                                  manager.

Michael J. Flook*; 41     Vice President     Since 2006           Mr. Flook is an associate director and
                          and Assistant                           a senior manager of the mutual fund
                          Treasurer                               finance department of UBS Global
                                                                  AM--Americas region (since 2006). Prior to
                                                                  joining UBS Global AM--Americas
                                                                  region, he was a senior manager with The
                                                                  Reserve (asset management firm) from
                                                                  May 2005 to May 2006. Prior to that he
                                                                  was a senior manager with PFPC
                                                                  Worldwide since October 2000. Mr. Flook
                                                                  is a vice president and assistant treasurer
                                                                  of 16 investment companies (consisting
                                                                  of 35 portfolios) for which UBS Global
                                                                  AM--Americas region or one of its
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                            Term of         Principal Occupation(s) During
                         Position(s)        Office+ and     Past 5 Years; Number of Portfolios
Name, Address,           Held with          Length of       in Fund Complex for which Person
and Age                  Trust              Time Served     Serves as Officer
---------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 48     Vice President     Since 2004      Mr. Kemper is general counsel of UBS
                         and Secretary                      Global AM--Americas region (since
                                                            2004). Mr. Kemper also is a managing
                                                            director of UBS Global AM--Americas
                                                            region (since 2006). He was deputy
                                                            general counsel of UBS Global Asset
                                                            Management (Americas) Inc. ("UBS
                                                            Global AM (Americas)") from July 2001
                                                            to July 2004. He has been secretary of
                                                            UBS Global AM--Americas since 1999
                                                            and assistant secretary of UBS Global
                                                            Asset Management Trust Company since
                                                            1993. Mr. Kemper is secretary of UBS
                                                            Global AM--Americas region (since
                                                            2004). Mr. Kemper is vice president and
                                                            secretary of 20 investment companies
                                                            (consisting of 90 portfolios) for which
                                                            UBS Global AM--Americas region or one
                                                            of its affiliates serves as investment
                                                            advisor, sub-advisor or manager.

Joanne M. Kilkeary*;     Vice President     Since 2004      Ms. Kilkeary is an associate director
38                       and Assistant                      (since 2000) and a senior manager
                         Treasurer                          (since 2004) of the mutual fund finance
                                                            department of UBS Global AM--Americas
                                                            region. Ms. Kilkeary is a vice
                                                            president and assistant treasurer of
                                                            16 investment companies (consisting of
                                                            35 portfolios) for which UBS Global
                                                            AM--Americas region or one of its
                                                            affiliates serves as investment advisor,
                                                            sub-advisor or manager.

--------------------------------------------------------------------------------
58

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                             Term of         Principal Occupation(s) During
                          Position(s)        Office+ and     Past 5 Years; Number of Portfolios
Name, Address,            Held with          Length of       in Fund Complex for which Person
and Age                   Trust              Time Served     Serves as Officer
----------------------------------------------------------------------------------------------------------
Tammie Lee*; 35           Vice President     Since 2005      Ms. Lee is a director and associate
                          and Assistant                      general counsel of UBS Global AM--Americas
                          Secretary                          region (since November 2005). Prior to
                                                             joining UBS Global AM--Americas
                                                             region, she was vice president
                                                             and counsel at Deutsche Asset
                                                             Management/Scudder Investments from
                                                             April 2003 to October 2005. Prior to
                                                             that she was assistant vice president
                                                             and counsel at Deutsche Asset
                                                             Management/Scudder Investments from
                                                             July 2000 to March 2003. Ms. Lee is a
                                                             vice president and assistant secretary of
                                                             20 investment companies (consisting of
                                                             90 portfolios) for which UBS Global
                                                             AM--Americas region or one of its
                                                             affiliates serves as investment advisor,
                                                             sub-advisor or manager.

Joseph T. Malone*; 38     Vice President     Since 2004      Mr. Malone is a director (since 2001) and
                          and Assistant                      co-head of the mutual fund finance
                          Treasurer                          department (since 2004) of UBS Global
                                                             AM--Americas region. From August 2000
                                                             through June 2001, he was the controller
                                                             at AEA Investors Inc. Mr. Malone
                                                             is vice president and assistant treasurer
                                                             of 16 investment companies (consisting
                                                             of 35 portfolios) and vice president,
                                                             treasurer and principal accounting officer
                                                             of four investment companies (consisting
                                                             of 55 portfolios) for which UBS Global
                                                             AM--Americas region or one of its
                                                             affiliates serves as investment advisor,
                                                             sub-advisor or manager.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                          Term of         Principal Occupation(s) During
                       Position(s)        Office+ and     Past 5 Years; Number of Portfolios
Name, Address,         Held with          Length of       in Fund Complex for which Person
and Age                Trust              Time Served     Serves as Officer
-------------------------------------------------------------------------------------------------------
Joseph McGill*; 44     Vice President     Since 2004      Mr. McGill is a managing director
                       and Chief                          (since 2006) and chief compliance officer
                       Compliance                         (since 2003) at UBS Global AM--
                       Officer                            Americas region. Prior to joining UBS
                                                          Global AM--Americas region, he was
                                                          assistant general counsel at J.P. Morgan
                                                          Investment Management (from 1999 to
                                                          2003). Mr. McGill is a vice president and
                                                          chief compliance officer of 20 investment
                                                          companies (consisting of 90 portfolios)
                                                          for which UBS Global AM--Americas
                                                          region or one of its affiliates serves as
                                                          investment advisor, sub-advisor or manager.

Eric Sanders*; 40      Vice President     Since 2005      Mr. Sanders is a director and associate
                       and Assistant                      general counsel of UBS Global AM--
                       Secretary                          Americas region (since July 2005). From
                                                          1996 until June 2005, he held various
                                                          positions at Fred Alger & Company,
                                                          Incorporated, the most recent being
                                                          assistant vice president and associate
                                                          general counsel. Mr. Sanders is a vice
                                                          president and assistant secretary of
                                                          20 investment companies (consisting
                                                          of 90 portfolios) for which UBS Global
                                                          AM--Americas region or one of its
                                                          affiliates serves as investment advisor,
                                                          sub-advisor or manager.

--------------------------------------------------------------------------------
60

UBS S&P 500 INDEX FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                            Term of         Principal Occupation(s) During
                         Position(s)        Office+ and     Past 5 Years; Number of Portfolios
Name, Address,           Held with          Length of       in Fund Complex for which Person
and Age                  Trust              Time Served     Serves as Officer
--------------------------------------------------------------------------------------------------------
Keith A. Weller*; 44     Vice President     Since 1997      Mr. Weller is an executive director and
                         and Assistant                      senior associate general counsel of UBS
                         Secretary                          Global AM--Americas region (since 2005)
                                                            and has been an attorney with affiliated
                                                            entities since 1995. Mr. Weller is a vice
                                                            president and assistant secretary of 20
                                                            investment companies (consisting of 90
                                                            portfolios) for which UBS Global
                                                            AM--Americas region or one of its
                                                            affiliates serves as investment advisor,
                                                            sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.

+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the board.

++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

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

TRUSTEES

Richard Q. Armstrong                            Meyer Feldberg
Chairman
                                                Bernard H. Garil

David J. Beaubien                               Heather R. Higgins

Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                                 Thomas Disbrow
President                                       Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

                                                                  --------------
                                                                    Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                  Permit No. 700
                                                                  --------------
              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, NY 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

        (a) Audit Fees:
            ----------
            For the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $42,000 and $32,300, respectively.

            Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

        (b) Audit-Related Fees:
            ------------------
            In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,712 and $3,500, respectively.

            Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2005 and 2004 semiannual financial statements and (2) review of the consolidated 2004 and 2003 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

            There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (c) Tax Fees:
            --------

            In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $14,890 and $14,450, respectively.

            Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

            There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (d) All Other Fees:
            --------------
            In each of the fiscal years ended May 31, 2006 and May 31, 2005, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

            Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

            There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (e) (1) Audit Committee Pre-Approval Policies and Procedures:
                ----------------------------------------------------
                The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12, 2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                   The [audit] Committee shall:

                   . . .

                   2. Pre-approve (a) all audit and permissible non-audit
                      services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).
                      _______________

                        (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
                        (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

        (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                Audit-Related Fees:
                ------------------

                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                Tax Fees:
                --------
                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                All Other Fees:
                --------------
                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

        (f) According to E&Y, for the fiscal year ended May 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

        (g) For the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate fees billed by E&Y of $2,406,794 and $2,872,083, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                  2006                  2005
                                                  ----                  ----
Covered Services                                 $18,602               $17,950
Non-Covered Services                            2,388,192             2,854,133

        (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

            Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

        (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

        (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed August 9, 2004 (Accession Number: 0001047469-04-025838)(SEC File
            No. 811-08229).

        (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

        (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

        (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  August 4, 2006
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  August 4, 2006
       --------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  August 4, 2006
       --------------